Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.6%
Basic Materials — 0.4%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	26	7,030
CF Industries Holdings, Inc.	19	1,669
Dow, Inc.	89	2,040
DuPont de Nemours, Inc.	51	3,985
Ecolab, Inc.	27	7,471
International Flavors & Fragrances, Inc.	23	1,437
Linde plc	58	27,398
LyondellBasell Industries NV, Class A	33	1,639
Nutrien Ltd., (Canada)	28	1,634
PPG Industries, Inc.	22	2,268
RPM International, Inc.	7	867
Sherwin-Williams Co. (The)	27	9,311

		66,749

Forest Products & Paper — 0.0% (g)
International Paper Co.	68	3,173

Iron/Steel — 0.0% (g)
Nucor Corp.	30	4,079
Reliance, Inc.	6	1,627
Steel Dynamics, Inc.	18	2,449

		8,155

Mining — 0.1%
Agnico Eagle Mines Ltd., (Canada)	29	4,837
Alamos Gold, Inc., (Canada), Class A	24	837
Barrick Mining Corp., (Canada)	97	3,197
Cameco Corp., (Canada)	25	2,085
First Quantum Minerals Ltd., (Canada) (a)	40	915
Franco-Nevada Corp., (Canada)	11	2,447
Freeport-McMoRan, Inc.	145	5,674
Ivanhoe Mines Ltd., (Canada), Class A (a)	42	451
Kinross Gold Corp., (Canada)	70	1,737
Lundin Gold, Inc., (Canada)	6	401
Lundin Mining Corp., (Canada), Class Common S	39	583
Newmont Corp.	120	10,102
Pan American Silver Corp., (Canada)	24	933
Teck Resources Ltd., (Canada), Class B	27	1,166
Wheaton Precious Metals Corp., (Canada)	26	2,898

		38,263

Total Basic Materials		116,340

Communications — 18.5%
Advertising — 0.0% (g)
Omnicom Group, Inc.	54	4,412
Trade Desk, Inc. (The), Class A (a)	112	5,487

		9,899

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 16.0%
Airbnb, Inc., Class A (a)	238	28,847
Alphabet, Inc., Class A	2,781	676,066
Alphabet, Inc., Class C	2,355	573,594
Amazon.com, Inc. (a)	4,530	994,714
AppLovin Corp., Class A (a)	262	188,028
Booking Holdings, Inc.	60	326,154
CDW Corp.	58	9,289
DoorDash, Inc., Class A (a)	103	27,890
eBay, Inc.	212	19,279
Expedia Group, Inc.	55	11,695
F5, Inc. (a)	24	7,822
Gen Digital, Inc.	227	6,445
GoDaddy, Inc., Class A (a)	46	6,317
MercadoLibre, Inc., (Uruguay) (a)	21	50,225
Meta Platforms, Inc., Class A	1,038	762,267
Netflix, Inc. (a)	193	231,218
Palo Alto Networks, Inc. (a)	292	59,535
Pinterest, Inc., Class A (a)	274	8,823
Reddit, Inc., Class A (a)	50	11,499
Robinhood Markets, Inc., Class A (a)	89	12,693
Shopify, Inc., (Canada), Class A (a)	70	10,344
Snap, Inc., Class A (a)	500	3,851
Uber Technologies, Inc. (a)	687	67,289
VeriSign, Inc.	25	6,953
Zillow Group, Inc., Class C (a)	22	1,679

		4,102,516

Media — 0.5%
Charter Communications, Inc., Class A (a)	22	6,003
Comcast Corp., Class A	934	29,332
FactSet Research Systems, Inc.	5	1,309
Fox Corp., Class A	49	3,091
Fox Corp., Class B	55	3,166
Liberty Media Corp-Liberty Formula One, Class C (a)	59	6,171
News Corp., Class A	145	4,460
Thomson Reuters Corp., (Canada)	9	1,397
Walt Disney Co. (The)	465	53,279
Warner Bros Discovery, Inc. (a)	645	12,594

		120,802

Telecommunications — 2.0%
Arista Networks, Inc. (a)	454	66,104
AT&T, Inc.	1,868	52,764
BCE, Inc., (Canada)	4	100
Cisco Systems, Inc.	3,785	258,961
Corning, Inc.	353	28,966
Motorola Solutions, Inc.	71	32,573
Rogers Communications, Inc., (Canada), Class B	21	717
TELUS Corp., (Canada)	29	452
T-Mobile US, Inc.	156	37,335
Verizon Communications, Inc.	1,086	47,733

		525,705

Total Communications		4,758,922

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Cyclical — 8.6%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	25	1,408
United Airlines Holdings, Inc. (a)	13	1,230

		2,638

Apparel — 0.1%
Deckers Outdoor Corp. (a)	31	3,135
Gildan Activewear, Inc., (Canada), Class A	8	470
NIKE, Inc., Class B	269	18,762
Tapestry, Inc.	49	5,567

		27,934

Auto Manufacturers — 2.1%
Cummins, Inc.	23	9,918
Ford Motor Co.	1,364	16,319
General Motors Co.	336	20,477
PACCAR, Inc.	88	8,613
Rivian Automotive, Inc., Class A (a)	262	3,848
Tesla, Inc. (a)	1,088	483,662

		542,837

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	52	4,470
Magna International, Inc., (Canada)	15	723
Titan International, Inc. (a)	87	659

		5,852

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	127	5,691
Fastenal Co.	176	8,644
Pool Corp.	5	1,612
RB Global, Inc.	11	1,145
Toromont Industries Ltd., (Canada)	5	514
Watsco, Inc.	5	1,880
WW Grainger, Inc.	7	6,679

		26,165

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	89	3,318
Flutter Entertainment plc (a)	39	9,845
Live Nation Entertainment, Inc. (a)	43	6,982

		20,145

Home Builders — 1.3%
DR Horton, Inc.	747	126,524
Lennar Corp., Class A	611	77,022
NVR, Inc. (a)	8	61,216
PulteGroup, Inc.	527	69,673

		334,435

Leisure Time — 0.2%
Carnival Corp. (a)	512	14,806
Norwegian Cruise Line Holdings Ltd. (a)	96	2,368
Royal Caribbean Cruises Ltd.	119	38,637

		55,811

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	112	29,127
Hyatt Hotels Corp., Class A	20	2,852
Las Vegas Sands Corp.	69	3,733
Marriott International, Inc., Class A	109	28,373

		64,085

Retail — 4.4%
Alimentation Couche-Tard, Inc., (Canada)	43	2,309
AutoZone, Inc. (a)	4	15,844
Best Buy Co., Inc.	45	3,395
Burlington Stores, Inc. (a)	14	3,464
Canadian Tire Corp. Ltd., (Canada), Class A	3	342
Carvana Co., Class A (a)	29	10,832
Chipotle Mexican Grill, Inc., Class A (a)	298	11,675
Costco Wholesale Corp.	82	75,747
Darden Restaurants, Inc.	26	4,951
Dick’s Sporting Goods, Inc.	14	3,076
Dollar General Corp.	27	2,779
Dollar Tree, Inc. (a)	23	2,159
Dollarama, Inc., (Canada)	16	2,087
Domino’s Pizza, Inc.	6	2,549
Ferguson Enterprises, Inc.	30	6,778
Genuine Parts Co.	31	4,314
Home Depot, Inc. (The)	229	92,910
Lowe’s Cos., Inc.	126	31,645
Lululemon Athletica, Inc., (Canada) (a)	24	4,210
McDonald’s Corp.	163	49,497
O’Reilly Automotive, Inc. (a)	191	20,556
Restaurant Brands International, Inc., (Canada)	18	1,139
Ross Stores, Inc.	71	10,780
Star Group LP	8	100
Starbucks Corp.	256	21,695
Target Corp.	48	4,279
TJX Cos., Inc. (The)	504	72,840
Tractor Supply Co.	116	6,587
Ulta Beauty, Inc. (a)	10	5,238
Walmart, Inc.	6,101	628,740
Williams-Sonoma, Inc.	27	5,308
Yum! Brands, Inc.	59	8,905

		1,116,730

Total Consumer Cyclical		2,196,632

Consumer Non-cyclical — 15.0%
Agriculture — 0.5%
Altria Group, Inc.	184	12,180
Archer-Daniels-Midland Co.	69	4,100
Bunge Global SA	20	1,600
Philip Morris International, Inc.	690	111,908

		129,788

Beverages — 1.1%
Brown-Forman Corp., Class B	44	1,202
Coca-Cola Co. (The)	2,829	187,639

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Constellation Brands, Inc., Class A	48	6,477
Keurig Dr Pepper, Inc.	441	11,259
Molson Coors Beverage Co., Class B	60	2,713
Monster Beverage Corp. (a)	241	16,196
PepsiCo., Inc.	473	66,492

		291,978

Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc. (a)	50	23,013
Amgen, Inc.	211	59,543
Biogen, Inc. (a)	59	8,227
BioMarin Pharmaceutical, Inc. (a)	72	3,896
Corteva, Inc.	82	5,561
Gilead Sciences, Inc.	482	53,531
Illumina, Inc. (a)	50	4,717
Incyte Corp. (a)	62	5,277
Regeneron Pharmaceuticals, Inc.	41	23,033
Royalty Pharma plc, Class A	29	1,017
United Therapeutics Corp. (a)	16	6,789
Vertex Pharmaceuticals, Inc. (a)	99	38,828

		233,432

Commercial Services — 0.5%
Affirm Holdings, Inc., Class A (a)	30	2,180
Automatic Data Processing, Inc.	66	19,332
Block, Inc., Class A (a)	65	4,681
Booz Allen Hamilton Holding Corp., Class A	19	1,851
Cadiz, Inc. (a)	19	91
Cintas Corp.	62	12,756
Corpay, Inc. (a)	8	2,197
Element Fleet Management Corp., (Canada)	23	594
Equifax, Inc.	20	5,232
Global Payments, Inc.	28	2,313
Moody’s Corp.	22	10,299
PayPal Holdings, Inc. (a)	114	7,655
Quanta Services, Inc.	24	10,130
Rollins, Inc.	56	3,304
S&P Global, Inc.	39	19,089
Toast, Inc., Class A (a)	56	2,032
TransUnion	31	2,626
U-Haul Holding Co.	21	1,058
United Rentals, Inc.	10	9,693
Verisk Analytics, Inc., Class A	20	5,076

		122,189

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	76	6,059
Estee Lauder Cos., Inc. (The), Class A	25	2,227
Kenvue, Inc.	215	3,488
Procter & Gamble Co. (The)	1,073	164,837

		176,611

Food — 0.2%
Albertsons Cos., Inc., Class A	62	1,084

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Empire Co. Ltd., (Canada), Class A	7	260
General Mills, Inc.	61	3,064
George Weston Ltd., (Canada)	10	605
Hershey Co. (The)	15	2,879
Hormel Foods Corp.	36	879
J M Smucker Co. (The)	9	1,012
Kellanova	33	2,702
Kraft Heinz Co. (The)	123	3,211
Kroger Co. (The)	83	5,575
Loblaw Cos. Ltd., (Canada)	34	1,317
McCormick & Co., Inc.	22	1,480
Metro, Inc., (Canada)	12	794
Mondelez International, Inc., Class A	160	9,971
Saputo, Inc., (Canada)	14	344
Sysco Corp.	54	4,469
Tyson Foods, Inc., Class A	46	2,484

		42,130

Healthcare - Products — 4.6%
Abbott Laboratories	420	56,271
Agilent Technologies, Inc.	92	11,866
Align Technology, Inc. (a)	8	1,037
Baxter International, Inc.	70	1,584
Boston Scientific Corp. (a)	2,509	244,953
Cooper Cos., Inc. (The) (a)	17	1,177
Danaher Corp.	1,584	313,954
Edwards Lifesciences Corp. (a)	91	7,071
GE HealthCare Technologies, Inc.	76	5,725
Hologic, Inc. (a)	30	2,011
IDEXX Laboratories, Inc. (a)	13	8,244
Insulet Corp. (a)	11	3,395
Intuitive Surgical, Inc. (a)	144	64,267
Medtronic plc, (Ireland)	218	20,742
Natera, Inc. (a)	49	7,927
ResMed, Inc.	24	6,488
Revvity, Inc.	40	3,463
Solventum Corp. (a)	16	1,169
STERIS plc	14	3,522
Stryker Corp.	168	62,224
Thermo Fisher Scientific, Inc.	695	336,921
Waters Corp. (a)	19	5,570
West Pharmaceutical Services, Inc.	22	5,741
Zimmer Biomet Holdings, Inc.	27	2,658

		1,177,980

Healthcare - Services — 1.2%
Centene Corp. (a)	62	2,210
Cigna Group (The)	33	9,551
DaVita, Inc. (a)	2	317
Elevance Health, Inc.	25	8,027
HCA Healthcare, Inc.	21	9,039
Humana, Inc.	14	3,566

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — continued
IQVIA Holdings, Inc. (a)	58	10,941
Labcorp Holdings, Inc.	9	2,498
Molina Healthcare, Inc. (a)	6	1,085
Quest Diagnostics, Inc.	12	2,260
UnitedHealth Group, Inc.	725	250,502
Universal Health Services, Inc., Class B	5	1,094

		301,090

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	10	1,637
Church & Dwight Co., Inc.	20	1,792
Clorox Co. (The)	6	747
Kimberly-Clark Corp.	36	4,530

		8,706

Pharmaceuticals — 5.3%
AbbVie, Inc.	686	158,740
Becton Dickinson & Co.	47	8,809
Bristol-Myers Squibb Co.	864	38,947
Cardinal Health, Inc.	29	4,509
Cencora, Inc.	24	7,580
CVS Health Corp.	4,479	337,674
Dexcom, Inc. (a)	64	4,319
Eli Lilly & Co.	542	413,371
Johnson & Johnson	1,036	192,093
McKesson Corp.	15	11,536
Merck & Co., Inc.	1,066	89,445
Neurocrine Biosciences, Inc. (a)	36	5,021
Pfizer, Inc.	2,442	62,219
Viatris, Inc.	364	3,605
Zoetis, Inc., Class A	185	27,096

		1,364,964

Total Consumer Non-cyclical		3,848,868

Energy — 3.9%
Coal — 0.0% (g)
Hallador Energy Co. (a)	9	170

Energy - Alternate Sources — 0.1%
First Solar, Inc. (a)	48	10,564
Montauk Renewables, Inc. (a)	18	37
Spruce Power Holding Corp. (a)	2	5
XPLR Infrastructure LP	27	275

		10,881

Oil & Gas — 2.9%
ARC Resources Ltd., (Canada)	33	608
Canadian Natural Resources Ltd., (Canada)	119	3,819
Cenovus Energy, Inc., (Canada)	77	1,315
Chevron Corp.	1,106	171,759
ConocoPhillips	720	68,136
Coterra Energy, Inc.	414	9,780
Devon Energy Corp.	348	12,192
Diamondback Energy, Inc.	113	16,160

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
EOG Resources, Inc.	308	34,563
EQT Corp.	334	18,197
Expand Energy Corp.	128	13,609
Exxon Mobil Corp.	2,442	275,285
Imperial Oil Ltd., (Canada)	10	922
Marathon Petroleum Corp.	172	33,084
Occidental Petroleum Corp.	418	19,733
Phillips 66	228	30,950
Suncor Energy, Inc., (Canada)	70	2,931
Texas Pacific Land Corp.	11	10,046
Tourmaline Oil Corp., (Canada)	21	904
Valero Energy Corp.	178	30,303
Whitecap Resources, Inc., (Canada), Class Common S	70	536

		754,832

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	573	27,927
Halliburton Co.	492	12,115
Schlumberger NV	851	29,246

		69,288

Pipelines — 0.6%
Cheniere Energy, Inc.	122	28,658
Enbridge, Inc., (Canada)	124	6,276
Keyera Corp., (Canada)	13	439
Kinder Morgan, Inc.	1,105	31,294
ONEOK, Inc.	344	25,134
Pembina Pipeline Corp., (Canada), Class Common S	33	1,340
Targa Resources Corp.	116	19,513
TC Energy Corp., (Canada)	59	3,225
Williams Cos., Inc. (The)	674	42,686

		158,565

Total Energy		993,736

Financial — 8.5%
Banks — 3.0%
Bank of America Corp.	3,013	155,417
Bank of Montreal, (Canada)	41	5,341
Bank of New York Mellon Corp. (The)	95	10,375
Bank of Nova Scotia (The), (Canada)	71	4,596
Canadian Imperial Bank of Commerce, (Canada)	53	4,256
Citigroup, Inc.	397	40,246
Citizens Financial Group, Inc.	115	6,104
Fifth Third Bancorp	360	16,030
First Citizens BancShares, Inc., Class A	3	5,051
Goldman Sachs Group, Inc. (The)	40	32,113
Huntington Bancshares, Inc.	369	6,380
KeyCorp.	779	14,561
M&T Bank Corp.	35	6,853
Morgan Stanley	162	25,778
National Bank of Canada, (Canada)	22	2,375
Northern Trust Corp.	33	4,471
PNC Financial Services Group, Inc. (The)	179	35,931

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Regions Financial Corp.	230	6,074
Royal Bank of Canada, (Canada)	80	11,855
State Street Corp.	59	6,881
Toronto-Dominion Bank (The), (Canada)	98	7,850
Truist Financial Corp.	232	10,598
US Bancorp	709	34,268
Wells Fargo & Co.	3,721	311,890

		765,294

Diversified Financial Services — 2.7%
American Express Co.	72	24,028
Ameriprise Financial, Inc.	12	5,993
Apollo Global Management, Inc.	858	114,337
Ares Management Corp., Class A	26	4,173
Blackrock, Inc.	2	2,203
Brookfield Asset Management Ltd., Class A	23	1,329
Capital One Financial Corp.	1,104	234,735
Cboe Global Markets, Inc.	14	3,440
Charles Schwab Corp. (The)	212	20,247
CME Group, Inc., Class A	49	13,117
Coinbase Global, Inc., Class A (a)	86	28,895
IGM Financial, Inc., (Canada)	5	172
Interactive Brokers Group, Inc., Class A	64	4,385
Intercontinental Exchange, Inc.	74	12,465
LPL Financial Holdings, Inc.	10	3,230
Mastercard, Inc., Class A	161	91,855
Nasdaq, Inc.	79	7,029
Raymond James Financial, Inc.	32	5,560
SoFi Technologies, Inc. (a)	150	3,960
Synchrony Financial	70	4,994
T Rowe Price Group, Inc.	34	3,453
TMX Group Ltd., (Canada)	16	607
Tradeweb Markets, Inc., Class A	16	1,784
Visa, Inc., Class A	262	89,402

		681,393

Insurance — 1.4%
Aflac, Inc.	146	16,300
Allstate Corp. (The)	64	13,759
American Financial Group, Inc.	16	2,347
American International Group, Inc.	135	10,629
Aon plc, (United Kingdom), Class A	45	15,877
Arch Capital Group Ltd., (Bermuda)	84	7,609
Arthur J Gallagher & Co.	57	17,761
Berkshire Hathaway, Inc., Class B (a)	165	82,797
Brown & Brown, Inc.	62	5,815
Chubb Ltd., (Switzerland)	82	23,170
Cincinnati Financial Corp.	36	5,686
Equitable Holdings, Inc.	35	1,787
Erie Indemnity Co., Class A	4	1,352
Everest Group Ltd., (Bermuda)	9	3,274
Fairfax Financial Holdings Ltd., (Canada)	1	1,975
Fidelity National Financial, Inc.	58	3,536

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Great-West Lifeco, Inc., (Canada)	16	645
Hartford Insurance Group, Inc. (The)	73	9,684
iA Financial Corp., Inc., (Canada)	5	602
Intact Financial Corp., (Canada)	10	1,980
Loews Corp.	54	5,467
Manulife Financial Corp., (Canada)	97	3,037
Markel Group, Inc. (a)	3	5,877
Marsh & McLennan Cos., Inc.	109	21,989
MetLife, Inc.	167	13,725
Power Corp. of Canada, (Canada)	32	1,377
Principal Financial Group, Inc.	67	5,531
Progressive Corp. (The)	173	42,801
Prudential Financial, Inc.	78	8,066
Sun Life Financial, Inc., (Canada)	32	1,931
Travelers Cos., Inc. (The)	56	15,627
Willis Towers Watson plc, (United Kingdom)	20	7,020
WR Berkley Corp.	70	5,349

		364,382

Private Equity — 0.2%
Blackstone, Inc.	146	24,934
Brookfield Corp., (Canada)	78	5,353
Carlyle Group, Inc. (The)	33	2,090
KKR & Co., Inc.	77	9,992

		42,369

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	38	6,033
CoStar Group, Inc. (a)	44	3,702
FirstService Corp., (Canada)	2	445

		10,180

REITS — 1.2%
Alexandria Real Estate Equities, Inc.	13	1,047
American Homes 4 Rent, Class A	33	1,085
American Tower Corp.	885	170,187
Annaly Capital Management, Inc.	121	2,448
AvalonBay Communities, Inc.	14	2,735
BXP, Inc.	19	1,416
Camden Property Trust	10	1,062
Crown Castle, Inc.	51	4,959
Digital Realty Trust, Inc.	42	7,240
Equinix, Inc.	45	34,890
Equity LifeStyle Properties, Inc.	4	257
Equity Residential	36	2,314
Essex Property Trust, Inc.	6	1,512
Extra Space Storage, Inc.	24	3,367
Gaming and Leisure Properties, Inc.	27	1,252
Healthpeak Properties, Inc.	86	1,642
Invitation Homes, Inc.	69	2,010
Iron Mountain, Inc.	32	3,303
Kimco Realty Corp.	100	2,193
Mid-America Apartment Communities, Inc.	12	1,644

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Prologis, Inc.	108	12,409
Public Storage	17	4,828
Realty Income Corp.	113	6,881
Regency Centers Corp.	13	978
SBA Communications Corp., Class A	11	2,206
Simon Property Group, Inc.	36	6,770
Sun Communities, Inc.	9	1,182
UDR, Inc.	15	571
Ventas, Inc.	55	3,874
VICI Properties, Inc., Class A	157	5,111
Welltower, Inc.	81	14,392
Weyerhaeuser Co.	81	2,007
WP Carey, Inc.	22	1,478

		309,250

Total Financial		2,172,868

Industrial — 5.9%
Aerospace/Defense — 1.2%
Boeing Co. (The) (a)	189	40,704
Bombardier, Inc., (Canada), Class B (a)	5	703
CAE, Inc., (Canada) (a)	17	514
General Dynamics Corp.	60	20,406
General Electric Co.	273	81,975
HEICO Corp.	8	2,573
HEICO Corp., Class A	9	2,337
Howmet Aerospace, Inc.	99	19,479
L3Harris Technologies, Inc.	47	14,249
Lockheed Martin Corp.	53	26,388
Northrop Grumman Corp.	34	20,833
Rocket Lab Corp. (a)	67	3,233
RTX Corp.	345	57,660
TransDigm Group, Inc.	14	18,804

		309,858

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	17	2,062
Carlisle Cos., Inc.	6	2,008
Carrier Global Corp.	122	7,270
CRH plc	85	10,243
Johnson Controls International plc	108	11,915
Lennox International, Inc.	4	2,194
Martin Marietta Materials, Inc.	8	4,928
Masco Corp.	23	1,587
Owens Corning	12	1,734
Trane Technologies plc, (Ireland)	35	14,764
Vulcan Materials Co.	17	5,327

		64,032

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	33	6,239
Eaton Corp. plc, (Ireland)	64	23,803
Emerson Electric Co.	90	11,819

		41,861

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 1.2%
Allegion plc, (Ireland)	11	2,030
Amphenol Corp., Class A	524	64,892
Celestica, Inc., (Canada) (a)	7	1,615
Fortive Corp.	47	2,315
Garmin Ltd., (Switzerland)	35	8,527
Honeywell International, Inc.	822	173,076
Hubbell, Inc., Class B	7	3,091
Jabil, Inc.	47	10,249
Keysight Technologies, Inc. (a)	68	11,878
Mettler-Toledo International, Inc. (a)	6	7,572
TE Connectivity plc, (Ireland)	129	28,343
Trimble, Inc. (a)	105	8,548

		322,136

Engineering & Construction — 0.1%
AECOM	21	2,773
AtkinsRealis Group, Inc., (Canada)	9	683
EMCOR Group, Inc.	8	4,996
Jacobs Solutions, Inc.	25	3,779
Stantec, Inc., (Canada)	7	702
WSP Global, Inc., (Canada)	7	1,464

		14,397

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	14	668
Pentair plc, (United Kingdom)	23	2,504
Pure Cycle Corp. (a)	6	64
Republic Services, Inc., Class A	45	10,404
Veralto Corp.	43	4,605
Waste Connections, Inc., (Canada)	48	8,396
Waste Management, Inc.	72	15,987

		42,628

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	8	2,602

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	197	93,964
GE Vernova, Inc.	44	26,889
Vertiv Holdings Co., Class A	59	8,835

		129,688

Machinery - Diversified — 1.7%
AGCO Corp.	109	11,699
Alamo Group, Inc.	18	3,378
CNH Industrial NV, (United Kingdom)	1,670	18,123
Deere & Co.	507	231,807
Dover Corp.	19	3,197
Graco, Inc.	16	1,347
IDEX Corp.	7	1,197
Ingersoll Rand, Inc.	62	5,154
Lindsay Corp.	19	2,632
Nordson Corp.	7	1,501
Otis Worldwide Corp.	58	5,287
Rockwell Automation, Inc.	330	115,388

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — continued
Toro Co. (The)	170	12,961
Westinghouse Air Brake Technologies Corp.	31	6,185
Xylem, Inc.	38	5,659

		425,515

Miscellaneous Manufacturers — 0.3%
3M Co.	85	13,256
Axon Enterprise, Inc. (a)	19	13,650
Illinois Tool Works, Inc.	41	10,584
Parker-Hannifin Corp.	21	15,699
Teledyne Technologies, Inc. (a)	19	10,961
Textron, Inc.	42	3,549

		67,699

Packaging & Containers — 0.0% (g)
Amcor plc, (Switzerland)	333	2,727
Ball Corp.	40	1,996
CCL Industries, Inc., (Canada), Class B	8	472
Crown Holdings, Inc.	16	1,565
Packaging Corp. of America	12	2,596
Smurfit WestRock plc, (Ireland)	69	2,918

		12,274

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	1,061

Transportation — 0.3%
Canadian National Railway Co., (Canada)	30	2,870
Canadian Pacific Kansas City Ltd., (Canada)	53	3,916
CH Robinson Worldwide, Inc.	21	2,826
CSX Corp.	346	12,279
Expeditors International of Washington, Inc.	22	2,657
FedEx Corp.	41	9,672
JB Hunt Transport Services, Inc.	18	2,425
Norfolk Southern Corp.	41	12,427
Old Dominion Freight Line, Inc.	29	4,017
TFI International, Inc., (Canada)	5	396
Union Pacific Corp.	102	24,146
United Parcel Service, Inc., Class B	126	10,495

		88,126

Total Industrial		1,521,877

Technology — 35.9%
Computers — 7.8%
Accenture plc, (Ireland), Class A	208	51,210
Apple, Inc.	6,366	1,621,062
CGI, Inc., (Canada)	11	1,013
Cognizant Technology Solutions Corp., Class A	170	11,429
Crowdstrike Holdings, Inc., Class A (a)	110	53,781
Dell Technologies, Inc., Class C	141	19,949
Fortinet, Inc. (a)	286	24,022
Gartner, Inc. (a)	24	6,415
Hewlett Packard Enterprise Co.	577	14,173
HP, Inc.	406	11,065
International Business Machines Corp.	311	87,889

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Leidos Holdings, Inc.	20	3,803
NetApp, Inc.	82	9,765
Okta, Inc., Class A (a)	57	5,191
Pure Storage, Inc., Class A (a)	135	11,301
Seagate Technology Holdings plc	91	21,537
Super Micro Computer, Inc. (a)	215	10,290
Western Digital Corp.	154	18,493
Zscaler, Inc. (a)	45	13,475

		1,995,863

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	21	6,352

Semiconductors — 14.9%
Advanced Micro Devices, Inc. (a)	776	125,589
Analog Devices, Inc.	238	58,557
Applied Materials, Inc.	385	78,810
Broadcom, Inc.	2,155	710,847
Entegris, Inc.	70	6,429
Intel Corp. (a)	2,096	70,322
KLA Corp.	63	67,959
Lam Research Corp.	616	82,441
Marvell Technology, Inc.	566	47,567
Microchip Technology, Inc.	259	16,611
Micron Technology, Inc.	539	90,213
Monolithic Power Systems, Inc.	22	20,694
NVIDIA Corp.	12,041	2,246,595
NXP Semiconductors NV, (Netherlands)	120	27,287
ON Semiconductor Corp. (a)	197	9,724
QUALCOMM, Inc.	516	85,827
Teradyne, Inc.	75	10,299
Texas Instruments, Inc.	432	79,359

		3,835,130

Software — 13.2%
Adobe, Inc. (a)	185	65,240
Akamai Technologies, Inc. (a)	51	3,843
Atlassian Corp., (Australia), Class A (a)	74	11,833
Autodesk, Inc. (a)	94	29,863
Bentley Systems, Inc., Class B	63	3,227
Broadridge Financial Solutions, Inc.	21	5,119
Cadence Design Systems, Inc. (a)	119	41,884
Cloudflare, Inc., Class A (a)	104	22,332
Constellation Software, Inc., (Canada)	1	3,119
Datadog, Inc., Class A (a)	126	17,895
Descartes Systems Group, Inc. (The), (Canada) (a)	5	461
DocuSign, Inc., Class A (a)	88	6,345
Dynatrace, Inc. (a)	131	6,348
Electronic Arts, Inc.	62	12,551
Fair Isaac Corp. (a)	10	15,583
Fidelity National Information Services, Inc.	62	4,090
Fiserv, Inc. (a)	64	8,265
HubSpot, Inc. (a)	22	10,209
Intuit, Inc.	365	249,276

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Jack Henry & Associates, Inc.	6	903
Microsoft Corp.	3,933	2,037,297
MongoDB, Inc., Class A (a)	26	8,126
MSCI, Inc., Class A	9	5,011
Nutanix, Inc., Class A (a)	107	7,975
Open Text Corp., (Canada)	15	547
Oracle Corp.	742	208,593
Palantir Technologies, Inc., Class A (a)	992	180,899
Paychex, Inc.	51	6,461
Paycom Software, Inc.	7	1,447
PTC, Inc. (a)	50	10,232
ROBLOX Corp., Class A (a)	148	20,531
Roper Technologies, Inc.	47	23,573
Salesforce, Inc.	417	98,828
Samsara, Inc., Class A (a)	125	4,668
ServiceNow, Inc. (a)	91	83,390
Snowflake, Inc., Class A (a)	106	23,797
SS&C Technologies Holdings, Inc.	37	3,311
Strategy, Inc., Class A (a)	114	36,618
Synopsys, Inc. (a)	81	39,782
Take-Two Interactive Software, Inc. (a)	47	12,150
Twilio, Inc., Class A (a)	51	5,098
Tyler Technologies, Inc. (a)	18	9,462
Veeva Systems, Inc., Class A (a)	17	5,024
Workday, Inc., Class A (a)	104	24,996
Zoom Communications, Inc., Class A (a)	105	8,689

		3,384,891

Total Technology		9,222,236

Utilities — 2.9%
Electric — 2.7%
AES Corp. (The)	216	2,843
ALLETE, Inc.	17	1,160
Alliant Energy Corp.	95	6,411
Ameren Corp.	112	11,726
American Electric Power Co., Inc.	233	26,174
Avista Corp.	25	939
Black Hills Corp.	22	1,376
Brookfield Renewable Corp.	8	270
CenterPoint Energy, Inc.	273	10,575
Clearway Energy, Inc., Class A	10	282
Clearway Energy, Inc., Class C	25	712
CMS Energy Corp.	113	8,286
Consolidated Edison, Inc.	155	15,549
Constellation Energy Corp.	132	43,359
Dominion Energy, Inc.	357	21,849
DTE Energy Co.	87	12,287
Duke Energy Corp.	334	41,304
Edison International	161	8,887
Emera, Inc., (Canada)	17	816
Entergy Corp.	194	18,099

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Evergy, Inc.	91	6,897
Eversource Energy	154	10,920
Exelon Corp.	432	19,426
FirstEnergy Corp.	224	10,272
Fortis, Inc., (Canada)	29	1,452
Genie Energy Ltd., Class B	4	57
Hawaiian Electric Industries, Inc. (a)	52	577
Hydro One Ltd., (Canada) (e)	19	672
IDACORP, Inc.	17	2,183
MGE Energy, Inc.	11	956
NextEra Energy, Inc.	869	65,567
Northwestern Energy Group, Inc.	19	1,091
NRG Energy, Inc.	83	13,523
OGE Energy Corp.	61	2,840
Oklo, Inc., Class A (a)	31	3,488
Ormat Technologies, Inc.	17	1,684
Otter Tail Corp.	12	946
PG&E Corp.	921	13,891
Pinnacle West Capital Corp.	36	3,246
Portland General Electric Co.	33	1,450
PPL Corp.	315	11,705
Public Service Enterprise Group, Inc.	210	17,538
Sempra	274	24,658
Southern Co. (The)	472	44,704
Talen Energy Corp. (a)	12	5,005
TXNM Energy, Inc.	29	1,621
Unitil Corp.	5	252
Vistra Corp.	837	164,032
WEC Energy Group, Inc.	134	15,298
Xcel Energy, Inc.	250	20,136

		698,991

Gas — 0.1%
AltaGas Ltd., (Canada)	17	526
Atmos Energy Corp.	61	10,466
Canadian Utilities Ltd., (Canada), Class A	8	213
Chesapeake Utilities Corp.	7	947
MDU Resources Group, Inc.	59	1,048
National Fuel Gas Co.	26	2,406
New Jersey Resources Corp.	31	1,473
NiSource, Inc.	202	8,751
Northwest Natural Holding Co.	12	538
ONE Gas, Inc.	19	1,554
RGC Resources, Inc.	3	61
Southwest Gas Holdings, Inc.	18	1,375
Spire, Inc.	18	1,455
UGI Corp.	65	2,160

		32,973

Water — 0.1%
American States Water Co.	12	846
American Water Works Co., Inc.	78	10,861

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — continued
Artesian Resources Corp., Class A	3		86
California Water Service Group	18		833
Consolidated Water Co. Ltd., (Cayman Islands)	5		170
Essential Utilities, Inc.	98		3,913
H2O America	10		479
Middlesex Water Co.	5		290
York Water Co. (The)	4		129

			17,607

Total Utilities			749,571

Total Common Stocks
(Cost $17,582,399)			25,581,050

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb)
(Cost $0)	1		—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 3.44%, 10/01/2025	14,173		14,173
Brown Brothers Harriman & Co., 3.44%, 10/01/2025	—	(h)	—	(h)
Citibank NA, 3.44%, 10/01/2025	17,686		17,686
Royal Bank of Canada, 3.44%, 10/01/2025	13,033		13,033
Sumitomo Mitsui Banking Corp., 3.44%, 10/01/2025	3,524		3,524
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025	19,950		19,950

Total Short-Term Investments (Cost $68,366)			68,366

Total Investments — 99.9% (Cost — $17,650,765)			25,649,416
Other Assets in Excess of Liabilities — 0.1%			31,845

NET ASSETS — 100.0%			$25,681,261

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	46	12/2025	USD	564	1
E-mini Consumer Discretionary Select Sector Index	11	12/2025	USD	2,680	7
E-mini Consumer Staples Select Sector Index	3	12/2025	USD	240	(1)
E-mini Energy Select Sector Index	25	12/2025	USD	2,366	(8)
E-mini Financial Select Sector Index	2	12/2025	USD	334	– (h)
E-mini Health Care Select Sector Index	15	12/2025	USD	2,075	50
E-mini Industrial Select Sector Index	11	12/2025	USD	1,716	8
E-mini Russell 1000 Value Index	2	12/2025	USD	200	1
E-mini Russell 2000 Index	1	12/2025	USD	124	(1)
E-mini Technology Select Sector Index	38	12/2025	USD	10,817	78
E-mini Utilities Select Sector Index	9	12/2025	USD	785	13
Micro E-mini NASDAQ 100 Index	257	12/2025	USD	12,722	78
Micro E-mini S&P 500 Index	41	12/2025	USD	1,374	7
S&P 500 E-mini Index	92	12/2025	USD	30,811	187
S&P MidCap 400 E-mini Index	2	12/2025	USD	657	1
S&P Toronto Stock Exchange 60 Index	2	12/2025	CAD	505	5

Total unrealized appreciation (depreciation)					426

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	265	USD	190	BNP Paribas	10/01/2025	–	(h)

Net unrealized appreciation (depreciation)						–	(h)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	16.0%
Semiconductors	14.9%
Software	13.2%
Computers	7.8%
Pharmaceuticals	5.3%
Healthcare - Products	4.6%
Retail	4.4%
Banks	3.0%
Oil & Gas	2.9%
Electric	2.7%
Diversified Financial Services	2.7%
Auto Manufacturers	2.1%
Telecommunications	2.0%
Machinery - Diversified	1.7%
Insurance	1.4%
Home Builders	1.3%
Electronics	1.2%
Aerospace/Defense	1.2%
REITS	1.2%
Healthcare - Services	1.2%
Beverages	1.1%
Others (Each less than 1.0%)	7.8%
Short-Term Investments	0.3%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.4%
Australia — 2.0%
ANZ Group Holdings Ltd.	515	11,304
APA Group	212	1,246
Aristocrat Leisure Ltd.	97	4,485
ASX Ltd.	36	1,403
Atlassian Corp., Class A (a)	1	83
BHP Group Ltd.	880	24,582
BlueScope Steel Ltd.	81	1,215
Brambles Ltd.	236	3,865
CAR Group Ltd.	68	1,664
Cochlear Ltd.	11	2,095
Coles Group Ltd.	226	3,475
Commonwealth Bank of Australia	289	31,922
Computershare Ltd.	94	2,267
CSL Ltd.	83	10,931
Evolution Mining Ltd.	355	2,529
Fortescue Ltd.	301	3,725
Goodman Group REIT	348	7,546
Insurance Australia Group Ltd.	407	2,208
Lottery Corp. Ltd. (The)	363	1,408
Macquarie Group Ltd.	63	9,178
Medibank Pvt Ltd.	501	1,596
National Australia Bank Ltd.	527	15,382
Northern Star Resources Ltd.	229	3,579
Origin Energy Ltd.	300	2,478
Pro Medicus Ltd.	10	2,044
Qantas Airways Ltd.	138	999
QBE Insurance Group Ltd.	266	3,618
REA Group Ltd.	10	1,505
Rio Tinto Ltd.	65	5,233
Santos Ltd.	551	2,445
Scentre Group REIT	865	2,334
SGH Ltd.	38	1,249
Sigma Healthcare Ltd.	815	1,600
Sonic Healthcare Ltd.	76	1,072
South32 Ltd.	836	1,516
Stockland REIT	395	1,597
Suncorp Group Ltd.	195	2,613
Telstra Group Ltd.	663	2,113
Transurban Group	526	4,804
Vicinity Ltd. REIT	620	1,033
Washington H Soul Pattinson & Co. Ltd.	62	1,584
Wesfarmers Ltd.	196	11,935
Westpac Banking Corp.	591	15,219
WiseTech Global Ltd.	36	2,175

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	323		4,875
Woolworths Group Ltd.	206		3,638

			225,367

Austria — 0.3%
Erste Group Bank AG	222		21,795
OMV AG	62		3,332
Verbund AG	44		3,212

			28,339

Belgium — 0.5%
Ageas SA	107		7,439
Anheuser-Busch InBev SA	14		847
D’ieteren Group	—	(h)	63
Elia Group SA, Class B	28		3,239
Groupe Bruxelles Lambert NV	58		5,194
KBC Group NV	166		19,836
Lotus Bakeries NV	—	(h)	66
Sofina SA	11		3,289
Syensqo SA	25		2,001
UCB SA	59		16,432

			58,406

Bermuda — 0.0% (g)
Arch Capital Group Ltd.	1		107
Everest Group Ltd.	—	(h)	47

			154

Brazil — 0.3%
Ambev SA	508		1,153
B3 SA - Brasil Bolsa Balcao	560		1,409
Banco Bradesco SA	172		492
Banco BTG Pactual SA	121		1,098
Banco do Brasil SA	180		745
BB Seguridade Participacoes SA	73		459
Caixa Seguridade Participacoes S/A	49		141
Centrais Eletricas Brasileiras SA	122		1,209
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Registered)	54		1,349
CPFL Energia SA	22		162
Embraer SA	76		1,142
Energisa SA	29		275
Eneva SA (a)	88		274
Engie Brasil Energia SA	20		154
Equatorial Energia SA	122		845
JBS NV, Class A (a)	44		661
Klabin SA	83		280
Localiza Rent a Car SA	93		689
MBRF Global Foods Company SA	48		173
Motiva Infraestrutura de Mobilidade SA	102		285
NU Holdings Ltd., Class A (a)	368		5,890
Petroleo Brasileiro SA - Petrobras	376		2,385
Porto Seguro SA	20		190
PRIO SA (a)	87		621
Raia Drogasil SA	120		417

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
Rede D’Or Sao Luiz SA (e)	84	666
Rumo SA	139	417
Suzano SA	88	821
Telefonica Brasil SA	81	520
TIM SA	92	407
TOTVS SA	57	491
Ultrapar Participacoes SA	79	324
Vale SA	398	4,307
Vibra Energia SA	94	433
WEG SA	180	1,237
XP, Inc., Class A	42	797

		32,918

Canada — 1.8%
Agnico Eagle Mines Ltd.	39	6,637
Alamos Gold, Inc., Class A	33	1,149
Alimentation Couche-Tard, Inc.	59	3,168
AltaGas Ltd.	23	720
ARC Resources Ltd.	46	832
AtkinsRealis Group, Inc.	13	939
Bank of Montreal	56	7,330
Bank of Nova Scotia (The)	98	6,307
Barrick Mining Corp.	134	4,390
BCE, Inc.	6	139
Bombardier, Inc., Class B (a)	7	966
Brookfield Corp.	107	7,346
CAE, Inc. (a)	24	708
Cameco Corp.	34	2,858
Canadian Imperial Bank of Commerce	73	5,840
Canadian National Railway Co.	42	3,940
Canadian Natural Resources Ltd.	164	5,242
Canadian Pacific Kansas City Ltd.	72	5,375
Canadian Tire Corp. Ltd., Class A	4	469
Canadian Utilities Ltd., Class A	10	290
CCL Industries, Inc., Class B	11	644
Celestica, Inc. (a)	9	2,212
Cenovus Energy, Inc.	106	1,807
CGI, Inc.	16	1,390
Constellation Software, Inc.	2	4,278
Descartes Systems Group, Inc. (The) (a)	7	633
Dollarama, Inc.	22	2,864
Element Fleet Management Corp.	31	813
Emera, Inc.	23	1,114
Empire Co. Ltd., Class A	10	355
Enbridge, Inc.	171	8,613
Fairfax Financial Holdings Ltd.	2	2,719
First Quantum Minerals Ltd. (a)	56	1,256
FirstService Corp.	3	605
Fortis, Inc.	39	1,992
Franco-Nevada Corp.	15	3,361
George Weston Ltd.	14	832

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
GFL Environmental, Inc.	19		917
Gildan Activewear, Inc., Class A	11		648
Great-West Lifeco, Inc.	22		883
Hydro One Ltd. (e)	26		923
iA Financial Corp., Inc.	7		829
IGM Financial, Inc.	7		237
Imperial Oil Ltd.	14		1,265
Intact Financial Corp.	14		2,721
Ivanhoe Mines Ltd., Class A (a)	58		618
Keyera Corp.	18		598
Kinross Gold Corp.	96		2,379
Loblaw Cos. Ltd.	47		1,808
Lululemon Athletica, Inc. (a)	—	(h)	57
Lundin Gold, Inc.	9		551
Lundin Mining Corp., Class Common S	54		802
Magna International, Inc.	21		996
Manulife Financial Corp.	134		4,171
Metro, Inc.	16		1,086
National Bank of Canada	31		3,256
Nutrien Ltd.	38		2,246
Open Text Corp.	20		753
Pan American Silver Corp.	33		1,280
Pembina Pipeline Corp., Class Common S	46		1,842
Power Corp. of Canada	44		1,889
Restaurant Brands International, Inc.	24		1,558
Rogers Communications, Inc., Class B	28		978
Royal Bank of Canada	110		16,268
Saputo, Inc.	19		470
Shopify, Inc., Class A (a)	96		14,194
Stantec, Inc.	9		964
Sun Life Financial, Inc.	44		2,646
Suncor Energy, Inc.	96		4,016
TC Energy Corp.	81		4,426
Teck Resources Ltd., Class B	37		1,601
TELUS Corp.	39		620
TFI International, Inc.	6		548
Thomson Reuters Corp.	12		1,919
TMX Group Ltd.	22		828
Toromont Industries Ltd.	6		710
Toronto-Dominion Bank (The)	135		10,772
Tourmaline Oil Corp.	29		1,245
Waste Connections, Inc.	1		159
Wheaton Precious Metals Corp.	36		3,977
Whitecap Resources, Inc., Class Common S	97		737
WSP Global, Inc.	10		2,004

			203,528

Chile — 0.2%
Antofagasta plc	352		13,087
Banco de Chile	4,591		697
Banco de Credito e Inversiones SA	10		421

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Chile — continued
Banco Santander Chile	6,920	459
Cencosud SA	129	367
Empresas CMPC SA	92	136
Empresas Copec SA	39	288
Enel Americas SA	1,591	161
Enel Chile SA	3,058	237
Falabella SA	58	344
Latam Airlines Group SA	33,251	755

		16,952

China — 0.0% (g)
Silergy Corp.	32	273
Yangzijiang Shipbuilding Holdings Ltd.	488	1,277

		1,550

Colombia — 0.0% (g)
Grupo Cibest SA	29	448
Interconexion Electrica SA ESP	45	271

		719

Czech Republic — 0.0% (g)
CEZ A/S	16	1,007
Komercni Banka A/S	10	489
Moneta Money Bank A/S (e)	23	183

		1,679

Denmark — 2.4%
AP Moller - Maersk A/S, Class A	1	2,778
AP Moller - Maersk A/S, Class B	2	3,949
Carlsberg A/S, Class B	1	153
Coloplast A/S, Class B	10	847
Danske Bank A/S	481	20,556
Demant A/S (a)	7	239
DSV A/S	101	20,193
Genmab A/S (a)	35	10,838
Novo Nordisk A/S, Class B	3,103	172,780
Novonesis (Novozymes) B, Class B	119	7,348
Orsted A/S (a) (e)	338	5,877
Pandora A/S	47	6,191
ROCKWOOL A/S, Class B	48	1,792
Tryg A/S	241	6,116
Vestas Wind Systems A/S	499	9,494

		269,151

Egypt — 0.0% (g)
Commercial International Bank - Egypt (CIB), GDR	210	443
Eastern Co. SAE	107	95
Talaat Moustafa Group	66	79

		617

Finland — 0.9%
Elisa OYJ	57	3,011
Fortum OYJ	290	5,503
Kesko OYJ, Class B	4	85
Kone OYJ, Class B	168	11,488
Metso OYJ	330	4,544

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Neste OYJ	141	2,587
Nokia OYJ	73	351
Nordea Bank Abp	2,249	37,022
Orion OYJ, Class B	51	3,893
Sampo OYJ, Class A	1,745	20,057
Stora Enso OYJ, Class R	197	2,168
UPM-Kymmene OYJ	178	4,888
Wartsila OYJ Abp	248	7,439

		103,036

France — 12.6%
Accor SA	3	128
Aeroports de Paris SA	17	2,280
Air Liquide SA	390	81,351
Airbus SE	294	68,678
Alstom SA (a)	172	4,500
Amundi SA (e)	44	3,522
Arkema SA	19	1,226
AXA SA	1,276	61,202
BioMerieux	3	433
BNP Paribas SA	733	67,035
Bollore SE	285	1,617
Bouygues SA	95	4,273
Bureau Veritas SA	169	5,294
Capgemini SE	2	343
Carrefour SA	9	131
Cie de Saint-Gobain SA	222	24,054
Cie Generale des Etablissements Michelin SCA	10	350
Covivio SA REIT	1	60
Credit Agricole SA	763	15,036
Danone SA	9	813
Dassault Aviation SA	10	3,274
Dassault Systemes SE	10	328
Edenred SE	174	4,136
Eiffage SA	34	4,319
Engie SA	1,171	25,170
EssilorLuxottica SA	24	7,681
FDJ UNITED	2	60
Gecina SA REIT	1	71
Getlink SE	151	2,786
Hermes International SCA	19	46,677
Ipsen SA	18	2,359
Kering SA	45	14,960
Klepierre SA REIT	3	116
Legrand SA	130	21,555
L’Oreal SA	624	271,104
LVMH Moet Hennessy Louis Vuitton SE	150	92,257
Orange SA	7,660	124,245
Pernod Ricard SA	3	291
Publicis Groupe SA	92	8,896
Renault SA	77	3,162
Rexel SA	110	3,628

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Safran SA	178		63,240
Sanofi SA	515		48,722
Sartorius Stedim Biotech	2		467
Schneider Electric SE	271		76,379
Societe Generale SA	1,835		122,182
Sodexo SA	1		81
Teleperformance SE	27		1,983
Thales SA	46		14,500
TotalEnergies SE	871		53,028
Unibail-Rodamco-Westfield REIT	2		176
Veolia Environnement SA	404		13,771
Vinci SA	245		33,981

			1,407,911

Germany — 14.7%
adidas AG	103		21,718
Allianz SE (Registered)	278		117,022
BASF SE	302		15,110
Bayer AG (Registered)	457		15,227
Bayerische Motoren Werke AG	112		11,328
Beiersdorf AG	253		26,435
Brenntag SE	114		6,848
Commerzbank AG	555		21,007
Continental AG	2		100
Covestro AG (a)	61		4,147
CTS Eventim AG & Co. KGaA	25		2,470
Daimler Truck Holding AG	444		18,362
Delivery Hero SE, Class A (a) (e)	3		78
Deutsche Bank AG (Registered)	1,333		47,202
Deutsche Boerse AG	136		36,319
Deutsche Lufthansa AG (Registered)	563		4,775
Deutsche Post AG	896		40,050
Deutsche Telekom AG (Registered)	6,841		233,081
E.ON SE	1,436		27,056
Evonik Industries AG	87		1,504
Fresenius Medical Care AG	17		905
Fresenius SE & Co. KGaA	33		1,856
GEA Group AG	137		10,143
Hannover Rueck SE	44		13,134
Heidelberg Materials AG	45		10,243
Henkel AG & Co. KGaA	1		99
Hensoldt AG	59		7,710
Infineon Technologies AG	19		739
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	68		6,361
LEG Immobilien SE	1		85
Mercedes-Benz Group AG	289		18,237
Merck KGaA	60		7,800
MTU Aero Engines AG	50		23,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	94		60,068
Nemetschek SE	69		8,947
Rational AG	5		3,663

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Rheinmetall AG	43	100,241
RWE AG	405	18,005
SAP SE	1,240	332,157
Scout24 SE (e)	30	3,792
Siemens AG	710	191,608
Siemens Energy AG (a)	1,389	163,363
Siemens Healthineers AG (e)	27	1,442
Symrise AG, Class A	45	3,904
Talanx AG	47	6,233
Vonovia SE	11	335
Zalando SE (a) (e)	3	96

		1,644,204

Greece — 0.1%
Alpha Bank SA	231	981
Eurobank Ergasias Services and Holdings SA	282	1,091
Hellenic Telecommunications Organization SA	17	329
JUMBO SA	12	427
National Bank of Greece SA	97	1,412
OPAP SA	18	408
Piraeus Financial Holdings SA (a)	116	982
Public Power Corp. SA	23	374

		6,004

Hong Kong — 0.8%
AIA Group Ltd.	1,846	17,694
BOC Hong Kong Holdings Ltd.	661	3,097
CK Asset Holdings Ltd.	355	1,719
CK Hutchison Holdings Ltd.	479	3,147
CK Infrastructure Holdings Ltd.	122	797
CLP Holdings Ltd.	296	2,449
Futu Holdings Ltd., ADR	11	1,849
Galaxy Entertainment Group Ltd.	397	2,183
Hang Seng Bank Ltd.	130	1,977
Henderson Land Development Co. Ltd.	281	990
HKT Trust & HKT Ltd.	727	1,075
Hong Kong & China Gas Co. Ltd.	2,056	1,784
Hong Kong Exchanges & Clearing Ltd.	148	8,402
Hongkong Land Holdings Ltd.	205	1,298
Jardine Matheson Holdings Ltd.	30	1,874
Link REIT REIT	470	2,413
MTR Corp. Ltd.	300	1,016
Power Assets Holdings Ltd.	252	1,592
Prudential plc	1,859	26,031
Sino Land Co. Ltd.	708	895
SITC International Holdings Co. Ltd.	261	1,005
Sun Hung Kai Properties Ltd.	259	3,098
Swire Pacific Ltd., Class A	73	619
Techtronic Industries Co. Ltd.	261	3,336
WH Group Ltd. (Registered) (e)	1,539	1,666
Wharf Holdings Ltd. (The)	184	526
Wharf Real Estate Investment Co. Ltd.	325	960

		93,492

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc	49	397
OTP Bank Nyrt	25	2,152
Richter Gedeon Nyrt	17	527

		3,076

India — 1.4%
ABB India Ltd.	6	349
Adani Enterprises Ltd.	15	420
Adani Ports & Special Economic Zone Ltd.	55	862
Adani Power Ltd. (a)	309	504
Alkem Laboratories Ltd.	4	264
Ambuja Cements Ltd.	57	365
APL Apollo Tubes Ltd.	18	339
Apollo Hospitals Enterprise Ltd.	11	932
Ashok Leyland Ltd.	356	574
Asian Paints Ltd.	39	1,027
Astral Ltd.	14	210
AU Small Finance Bank Ltd. (e)	41	338
Aurobindo Pharma Ltd.	29	356
Avenue Supermarts Ltd. (a) (e)	16	826
Axis Bank Ltd.	241	3,062
Bajaj Auto Ltd.	7	693
Bajaj Finance Ltd.	294	3,312
Bajaj Finserv Ltd.	42	941
Bajaj Holdings & Investment Ltd.	3	394
Balkrishna Industries Ltd.	8	208
Bank of Baroda	104	302
Bharat Electronics Ltd.	383	1,745
Bharat Forge Ltd.	29	394
Bharat Heavy Electricals Ltd.	101	272
Bharat Petroleum Corp. Ltd.	162	617
Bharti Airtel Ltd.	272	5,747
Bosch Ltd.	1	368
Britannia Industries Ltd.	11	739
Canara Bank	269	375
CG Power & Industrial Solutions Ltd.	77	642
Cholamandalam Investment and Finance Co. Ltd.	46	834
Cipla Ltd.	57	970
Coal India Ltd.	187	820
Colgate-Palmolive India Ltd.	15	372
Container Corp. Of India Ltd	34	202
Coromandel International Ltd.	11	289
Cummins India Ltd.	15	668
Dabur India Ltd.	60	330
Divi’s Laboratories Ltd.	12	776
Dixon Technologies India Ltd. (Registered)	4	695
DLF Ltd.	85	684
Dr Reddy’s Laboratories Ltd.	59	818
Eicher Motors Ltd.	15	1,163
Eternal Ltd. (a)	287	1,055
FSN E-Commerce Ventures Ltd. (a)	116	302
GAIL India Ltd.	237	471

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
India — continued
GMR Airports Ltd. (a)	340		334
Godrej Consumer Products Ltd.	43		572
Godrej Properties Ltd. (a)	17		367
Grasim Industries Ltd.	30		921
Havells India Ltd.	26		437
HCL Technologies Ltd.	100		1,559
HDFC Asset Management Co. Ltd. (e)	10		628
HDFC Bank Ltd.	1,206		12,920
HDFC Life Insurance Co. Ltd. (e)	98		832
Hero MotoCorp. Ltd.	12		747
Hindalco Industries Ltd.	145		1,241
Hindustan Aeronautics Ltd. (Registered)	22		1,152
Hindustan Petroleum Corp. Ltd.	98		489
Hindustan Unilever Ltd.	87		2,477
Hitachi Energy India Ltd.	1		275
Hyundai Motor India Ltd.	17		505
ICICI Bank Ltd.	560		8,492
ICICI Lombard General Insurance Co. Ltd. (e)	26		542
ICICI Prudential Life Insurance Co. Ltd. (e)	36		245
IDFC First Bank Ltd.	419		329
Indian Hotels Co. Ltd. (The), Class A	88		715
Indian Oil Corp. Ltd.	287		484
Indian Railway Catering & Tourism Corp. Ltd.	28		222
Indus Towers Ltd. (a)	133		514
IndusInd Bank Ltd. (a)	61		503
Info Edge India Ltd.	41		599
Infosys Ltd.	354		5,759
InterGlobe Aviation Ltd. (e)	20		1,272
ITC Ltd.	334		1,509
Jindal Stainless Ltd.	35		290
Jindal Steel Ltd.	44		531
Jio Financial Services Ltd.	306		1,009
JSW Energy Ltd.	44		262
JSW Steel Ltd.	62		795
Jubilant Foodworks Ltd.	46		322
Kalyan Jewellers India Ltd.	41		209
Kotak Mahindra Bank Ltd.	116		2,608
Larsen & Toubro Ltd.	72		2,983
Lodha Developers Ltd. (e)	31		395
LTIMindtree Ltd. (e)	8		461
Lupin Ltd.	23		503
Mahindra & Mahindra Ltd.	99		3,833
Mankind Pharma Ltd.	13		369
Marico Ltd.	55		436
Maruti Suzuki India Ltd.	13		2,438
Max Healthcare Institute Ltd.	89		1,113
Mphasis Ltd.	12		348
MRF Ltd.	—	(h)	411
Muthoot Finance Ltd.	13		458
Nestle India Ltd.	73		953
NHPC Ltd.	292		284

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
NMDC Ltd.	336	289
NTPC Ltd.	457	1,753
Oberoi Realty Ltd.	13	228
Oil & Natural Gas Corp. Ltd.	347	935
Oil India Ltd.	50	233
Oracle Financial Services Software Ltd.	2	224
Page Industries Ltd.	1	271
PB Fintech Ltd. (a)	35	680
Persistent Systems Ltd.	13	681
Petronet LNG Ltd.	79	248
Phoenix Mills Ltd. (The)	19	329
PI Industries Ltd.	8	327
Pidilite Industries Ltd.	35	573
Polycab India Ltd.	6	524
Power Finance Corp. Ltd.	150	695
Power Grid Corp. of India Ltd	496	1,564
Prestige Estates Projects Ltd.	19	330
Punjab National Bank	229	290
Rail Vikas Nigam Ltd. (Registered)	58	224
REC Ltd.	142	595
Reliance Industries Ltd.	653	10,036
Samvardhana Motherson International Ltd.	521	620
SBI Cards & Payment Services Ltd.	34	334
SBI Life Insurance Co. Ltd. (e)	46	919
Shree Cement Ltd.	1	339
Shriram Finance Ltd.	151	1,045
Siemens Ltd.	9	305
Solar Industries India Ltd.	3	479
SRF Ltd.	13	428
State Bank of India	197	1,933
Sun Pharmaceutical Industries Ltd.	101	1,819
Sundaram Finance Ltd.	7	344
Supreme Industries Ltd.	6	288
Suzlon Energy Ltd. (a)	1,070	663
Swiggy Ltd. (a)	97	461
Tata Communications Ltd.	12	218
Tata Consultancy Services Ltd.	97	3,157
Tata Consumer Products Ltd.	60	769
Tata Elxsi Ltd.	4	208
Tata Motors Ltd.	223	1,711
Tata Power Co. Ltd. (The)	161	706
Tata Steel Ltd.	791	1,504
Tech Mahindra Ltd.	54	859
Titan Co. Ltd.	39	1,493
Torrent Pharmaceuticals Ltd.	12	498
Torrent Power Ltd.	17	238
Trent Ltd.	19	1,026
Tube Investments of India Ltd.	12	411
TVS Motor Co. Ltd.	24	931
UltraTech Cement Ltd.	12	1,703
Union Bank of India Ltd.	158	247

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
India — continued
United Spirits Ltd.	36		536
UPL Ltd.	50		373
Varun Beverages Ltd.	150		750
Vedanta Ltd.	141		738
Vishal Mega Mart Ltd. (a)	220		369
Vodafone Idea Ltd. (a)	2,789		255
Voltas Ltd.	25		382
WAAREE Energies Ltd. (a)	10		357
Wipro Ltd.	264		713
Yes Bank Ltd. (a)	1,371		328
Zydus Lifesciences Ltd.	25		275

			157,039

Indonesia — 0.1%
Amman Mineral Internasional PT (a)	1,673		725
Astra International Tbk. PT	2,243		778
Bank Central Asia Tbk. PT	5,864		2,685
Bank Mandiri Persero Tbk. PT	4,066		1,075
Bank Negara Indonesia Persero Tbk. PT	1,682		415
Bank Rakyat Indonesia Persero Tbk. PT	7,424		1,740
Barito Pacific Tbk. PT (a)	2,367		534
Chandra Asri Pacific Tbk. PT	795		369
Charoen Pokphand Indonesia Tbk. PT	818		229
Dian Swastatika Sentosa Tbk. PT (a)	33		207
GoTo Gojek Tokopedia Tbk. PT, Class A (a)	101,301		329
Indofood CBP Sukses Makmur Tbk. PT	240		136
Indofood Sukses Makmur Tbk. PT	469		203
Kalbe Farma Tbk. PT	2,651		180
Petrindo Jaya Kreasi Tbk. PT	1,764		172
Sumber Alfaria Trijaya Tbk. PT	1,869		217
Telkom Indonesia Persero Tbk. PT	5,346		984
United Tractors Tbk. PT	177		285

			11,263

Ireland — 0.8%
Accenture plc, Class A	2		453
AerCap Holdings NV	88		10,588
AIB Group plc	1,530		13,950
Allegion plc	—	(h)	44
Aptiv plc (a)	1		51
Bank of Ireland Group plc	693		11,476
DCC plc	48		3,103
Eaton Corp. plc	1		440
Experian plc	455		22,832
James Hardie Industries plc, CDI (a)	104		1,933
Kerry Group plc, Class A	2		200
Kingspan Group plc	76		6,378
Medtronic plc	4		368
Ryanair Holdings plc	419		12,230
Smurfit WestRock plc	2		68
TE Connectivity plc	1		198
Trane Technologies plc	1		287

			84,599

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — 4.2%
Banca Mediolanum SpA	160	3,204
Banca Monte dei Paschi di Siena SpA	1,414	12,517
Banco BPM SpA	821	12,315
Bio On Spa (a) (bb)	1	—
BPER Banca SPA	1,058	11,765
Davide Campari-Milano NV	9	59
Enel SpA	5,205	49,321
Eni SpA	867	15,175
Ferrari NV	51	24,484
FinecoBank Banca Fineco SpA	441	9,566
Generali	614	24,129
Infrastrutture Wireless Italiane SpA (e)	112	1,311
Intesa Sanpaolo SpA	10,256	67,886
Leonardo SpA	200	12,802
Moncler SpA	140	8,232
Nexi SpA (e)	393	2,226
Poste Italiane SpA (e)	329	7,823
Prysmian SpA	139	13,869
Recordati Industria Chimica e Farmaceutica SpA	53	3,255
Snam SpA	1,293	7,765
Telecom Italia SpA (a)	4,636	2,429
Terna - Rete Elettrica Nazionale	910	9,234
UniCredit SpA	2,101	159,856
Unipol Assicurazioni SpA	257	5,523

		464,746

Japan — 6.0%
Advantest Corp.	117	11,566
Aeon Co. Ltd.	339	4,120
AGC, Inc.	30	969
Aisin Corp.	77	1,321
Ajinomoto Co., Inc.	138	3,962
ANA Holdings, Inc.	24	460
Asahi Group Holdings Ltd.	219	2,628
Asahi Kasei Corp.	187	1,471
Asics Corp.	107	2,810
Astellas Pharma, Inc.	277	3,019
Bandai Namco Holdings, Inc.	89	2,971
Bridgestone Corp.	87	4,021
Canon, Inc.	133	3,876
Capcom Co. Ltd.	53	1,444
Central Japan Railway Co.	118	3,392
Chiba Bank Ltd. (The)	85	892
Chubu Electric Power Co., Inc.	104	1,447
Chugai Pharmaceutical Co. Ltd.	102	4,531
Concordia Financial Group Ltd.	158	1,208
Dai Nippon Printing Co. Ltd.	60	1,024
Daifuku Co. Ltd.	50	1,584
Dai-ichi Life Holdings, Inc.	534	4,201
Daiichi Sankyo Co. Ltd.	259	5,837
Daikin Industries Ltd.	40	4,657

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Daito Trust Construction Co. Ltd.	44	965
Daiwa House Industry Co. Ltd.	85	3,060
Daiwa Securities Group, Inc.	202	1,639
Denso Corp.	268	3,853
Disco Corp.	14	4,421
East Japan Railway Co.	147	3,605
Eisai Co. Ltd.	40	1,358
ENEOS Holdings, Inc.	412	2,612
FANUC Corp.	143	4,107
Fast Retailing Co. Ltd.	29	8,868
Fuji Electric Co. Ltd.	20	1,367
FUJIFILM Holdings Corp.	171	4,248
Fujikura Ltd.	38	3,756
Fujitsu Ltd.	269	6,306
Hankyu Hanshin Holdings, Inc.	37	1,091
Hikari Tsushin, Inc.	3	724
Hitachi Ltd.	699	18,524
Honda Motor Co. Ltd.	604	6,235
Hoya Corp.	52	7,245
Hulic Co. Ltd.	72	785
Idemitsu Kosan Co. Ltd.	121	829
IHI Corp.	157	2,920
Inpex Corp.	134	2,413
Isuzu Motors Ltd.	82	1,027
ITOCHU Corp.	181	10,321
Japan Airlines Co. Ltd.	22	451
Japan Exchange Group, Inc.	152	1,694
Japan Post Bank Co. Ltd.	274	3,353
Japan Post Holdings Co. Ltd.	271	2,692
Japan Post Insurance Co. Ltd.	28	794
Japan Tobacco, Inc.	184	6,022
JFE Holdings, Inc.	87	1,063
Kajima Corp.	65	1,900
Kansai Electric Power Co., Inc. (The)	146	2,087
KAO Corp.	71	3,107
Kawasaki Heavy Industries Ltd.	23	1,538
Kawasaki Kisen Kaisha Ltd.	54	774
KDDI Corp.	480	7,651
Keyence Corp.	30	11,065
Kikkoman Corp.	106	893
Kirin Holdings Co. Ltd.	118	1,729
Kobe Bussan Co. Ltd.	24	648
Komatsu Ltd.	145	5,048
Konami Group Corp.	15	2,207
Kubota Corp.	148	1,860
Kyocera Corp.	195	2,618
Kyowa Kirin Co. Ltd.	37	577
Lasertec Corp.	12	1,683
LY Corp.	427	1,371
M3, Inc.	67	1,088
Makita Corp.	34	1,099

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Marubeni Corp.	216	5,387
MatsukiyoCocokara & Co.	50	1,014
MEIJI Holdings Co. Ltd.	37	761
MINEBEA MITSUMI, Inc.	56	1,043
Mitsubishi Chemical Group Corp.	194	1,112
Mitsubishi Corp.	491	11,710
Mitsubishi Electric Corp.	290	7,459
Mitsubishi Estate Co. Ltd.	163	3,735
Mitsubishi HC Capital, Inc.	135	1,114
Mitsubishi Heavy Industries Ltd.	489	12,802
Mitsubishi UFJ Financial Group, Inc.	1,750	28,233
Mitsui & Co. Ltd.	377	9,359
Mitsui Fudosan Co. Ltd.	402	4,376
Mitsui OSK Lines Ltd.	52	1,582
Mizuho Financial Group, Inc.	384	12,905
MonotaRO Co. Ltd.	38	544
MS&AD Insurance Group Holdings, Inc.	197	4,450
Murata Manufacturing Co. Ltd.	255	4,833
NEC Corp.	198	6,341
Nexon Co. Ltd.	51	1,108
NIDEC Corp.,	128	2,272
Nintendo Co. Ltd.	169	14,578
Nippon Building Fund, Inc. REIT	1	1,159
Nippon Paint Holdings Co. Ltd.	147	1,006
Nippon Sanso Holdings Corp.	27	949
Nippon Steel Corp.	734	3,023
Nippon Yusen KK	67	2,269
Nissan Motor Co. Ltd. (a)	348	847
Nissin Foods Holdings Co. Ltd.	29	554
Nitori Holdings Co. Ltd.	61	1,179
Nitto Denko Corp.	109	2,572
Nomura Holdings, Inc.	459	3,365
Nomura Research Institute Ltd.	58	2,215
NTT, Inc.	4,550	4,756
Obayashi Corp.	100	1,633
Obic Co. Ltd.	50	1,732
Olympus Corp.	173	2,186
Oracle Corp. Japan	6	582
Oriental Land Co. Ltd.	165	3,972
ORIX Corp.	178	4,664
Osaka Gas Co. Ltd.	54	1,561
Otsuka Corp.	36	741
Otsuka Holdings Co. Ltd.	67	3,552
Pan Pacific International Holdings Corp.	290	1,906
Panasonic Holdings Corp.	358	3,880
Rakuten Group, Inc. (a)	232	1,504
Recruit Holdings Co. Ltd.	203	10,909
Renesas Electronics Corp.	257	2,957
Resona Holdings, Inc.	317	3,235
Ryohin Keikaku Co. Ltd.	76	1,512
Sanrio Co. Ltd.	27	1,258

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
SBI Holdings, Inc.	43	1,872
SCREEN Holdings Co. Ltd.	13	1,133
SCSK Corp.	24	715
Secom Co. Ltd.	64	2,341
Sekisui Chemical Co. Ltd.	56	1,048
Sekisui House Ltd.	91	2,067
Seven & i Holdings Co. Ltd.	316	4,242
SG Holdings Co. Ltd.	44	451
Shimadzu Corp.	36	908
Shimano, Inc.	12	1,285
Shin-Etsu Chemical Co. Ltd.	257	8,425
Shionogi & Co. Ltd.	115	2,026
Shiseido Co. Ltd.	61	1,043
SMC Corp.	9	2,689
SoftBank Corp.	4,390	6,457
SoftBank Group Corp.	146	18,397
Sompo Holdings, Inc.	136	4,189
Sony Financial Group, Inc. (a)	939	1,041
Sony Group Corp.	939	26,982
Subaru Corp.	89	1,822
Sumitomo Corp.	167	4,817
Sumitomo Electric Industries Ltd.	109	3,101
Sumitomo Metal Mining Co. Ltd.	38	1,223
Sumitomo Mitsui Financial Group, Inc.	563	15,850
Sumitomo Mitsui Trust Group, Inc.	98	2,839
Sumitomo Realty & Development Co. Ltd.	48	2,100
Suntory Beverage & Food Ltd.	21	669
Suzuki Motor Corp.	238	3,468
Sysmex Corp.	78	964
T&D Holdings, Inc.	74	1,814
Taisei Corp.	24	1,622
Takeda Pharmaceutical Co. Ltd.	243	7,134
TDK Corp.	295	4,275
Terumo Corp.	203	3,341
TIS, Inc.	33	1,085
Toho Co. Ltd.	16	1,022
Tokio Marine Holdings, Inc.	281	11,872
Tokyo Electron Ltd.	68	12,125
Tokyo Gas Co. Ltd.	48	1,721
Tokyo Metro Co. Ltd.	45	519
Tokyu Corp.	76	928
TOPPAN Holdings, Inc.	36	915
Toray Industries, Inc.	210	1,341
Toyota Industries Corp.	25	2,789
Toyota Motor Corp.	1,446	27,774
Toyota Tsusho Corp.	105	2,904
Trend Micro, Inc.	19	1,056
Unicharm Corp.	173	1,120
West Japan Railway Co.	64	1,406
Yakult Honsha Co. Ltd.	37	610
Yamaha Motor Co. Ltd.	141	1,056

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Yokogawa Electric Corp.	35	990
Zensho Holdings Co. Ltd.	15	947
ZOZO, Inc.	67	611

		664,239

Kuwait — 0.1%
Boubyan Bank KSCP	156	361
Gulf Bank KSCP	225	257
Kuwait Finance House KSCP	1,208	3,143
Mabanee Co. KPSC	58	186
Mobile Telecommunications Co. KSCP	255	430
National Bank of Kuwait SAKP	882	3,063
Warba Bank KSCP (a)	321	299

		7,739

Luxembourg — 0.2%
ArcelorMittal SA	419	15,120
CVC Capital Partners plc (e)	156	2,722
Eurofins Scientific SE	9	672
Reinet Investments SCA	15	437
Tenaris SA	125	2,244
Zabka Group SA (a)	27	174

		21,369

Macau — 0.0% (g)
Sands China Ltd.	459	1,275

Malaysia — 0.1%
AMMB Holdings Bhd.	251	337
Axiata Group Bhd.	273	174
CELCOMDIGI BHD	323	284
CIMB Group Holdings Bhd.	814	1,422
Gamuda Bhd.	529	697
Hong Leong Bank Bhd.	75	363
IHH Healthcare Bhd.	211	379
IOI Corp. Bhd	275	258
Kuala Lumpur Kepong Bhd.	51	248
Malayan Banking Bhd.	646	1,521
Maxis Bhd.	276	238
MISC Bhd.	139	240
MR DIY Group M Bhd. (e)	397	155
Nestle Malaysia Bhd.	9	197
Petronas Chemicals Group Bhd.	311	313
Petronas Dagangan Bhd.	30	161
Petronas Gas Bhd.	89	389
Press Metal Aluminium Holdings Bhd.	383	538
Public Bank Bhd.	1,470	1,515
QL Resources Bhd.	150	155
RHB Bank Bhd.	179	281
SD Guthrie Bhd.	223	276
Sunway Bhd.	267	358
Telekom Malaysia Bhd.	104	174

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Malaysia — continued
Tenaga Nasional Bhd.	264	831
YTL Corp. Bhd	292	193
YTL Power International Bhd.	322	323

		12,020

Mexico — 0.2%
Alfa SAB de CV, Class A	366	293
America Movil SAB de CV	2,028	2,128
Arca Continental SAB de CV	51	541
Cemex SAB de CV	1,609	1,446
Coca-Cola Femsa SAB de CV	55	460
Fibra Uno Administracion SA de CV REIT	349	518
Fomento Economico Mexicano SAB de CV	185	1,826
Fresnillo plc	197	6,298
Gruma SAB de CV, Class B	15	285
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	32	407
Grupo Aeroportuario del Pacifico SAB de CV, Class B	39	919
Grupo Aeroportuario del Sureste SAB de CV, Class B	18	575
Grupo Bimbo SAB de CV	140	497
Grupo Carso SAB de CV	60	429
Grupo Comercial Chedraui SA de CV	40	315
Grupo Financiero Banorte SAB de CV, Class O	273	2,740
Grupo Financiero Inbursa SAB de CV, Class O	181	499
Grupo Mexico SAB de CV	339	2,953
Industrias Penoles SAB de CV (a)	21	947
Kimberly-Clark de Mexico SAB de CV, Class A	150	316
Prologis Property Mexico SA de CV REIT	114	466
Promotora y Operadora de Infraestructura SAB de CV	21	292
Qualitas Controladora SAB de CV	23	210
Wal-Mart de Mexico SAB de CV	580	1,793

		27,153

Netherlands — 5.1%
ABN AMRO Bank NV, CVA (e)	420	13,489
Adyen NV (a) (e)	18	29,203
Aegon Ltd.	950	7,660
Akzo Nobel NV	58	4,138
Argenx SE (a)	5	3,549
ASM International NV	32	19,538
ASML Holding NV	272	265,421
ASR Nederland NV	114	7,725
BE Semiconductor Industries NV	51	7,567
Euronext NV (e)	56	8,432
EXOR NV	67	6,603
Ferrovial SE	254	14,600
Heineken Holding NV	2	123
Heineken NV	4	328
IMCD NV	29	3,023
ING Groep NV	2,176	57,044
JDE Peet’s NV	3	97
Koninklijke Ahold Delhaize NV	13	526

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	1,568	7,527
Koninklijke Philips NV	61	1,665
NEPI Rockcastle NV (a)	66	527
NN Group NV	193	13,576
NXP Semiconductors NV	1	172
Prosus NV (a)	804	56,861
QIAGEN NV	17	751
Randstad NV	54	2,319
Stellantis NV	809	7,506
Universal Music Group NV	444	12,838
Wolters Kluwer NV	118	16,119

		568,927

New Zealand — 0.1%
Auckland International Airport Ltd.	208	950
Contact Energy Ltd.	132	695
Fisher & Paykel Healthcare Corp. Ltd.	104	2,237
Infratil Ltd.	176	1,259
Meridian Energy Ltd.	226	731
Xero Ltd. (a)	29	3,071

		8,943

Norway — 0.5%
Aker BP ASA	105	2,667
DNB Bank ASA	641	17,469
Equinor ASA	326	7,938
Gjensidige Forsikring ASA	144	4,219
Kongsberg Gruppen ASA	218	6,977
Mowi ASA	6	135
Norsk Hydro ASA	1,236	8,407
Orkla ASA	10	105
Salmar ASA	1	60
Telenor ASA	249	4,138
Yara International ASA	56	2,055

		54,170

Peru — 0.0% (g)
Cia de Minas Buenaventura SAA, ADR	22	525
Credicorp Ltd.	7	1,993

		2,518

Philippines — 0.0% (g)
Ayala Corp.	24	200
Ayala Land, Inc.	600	251
Bank of the Philippine Islands	219	432
BDO Unibank, Inc.	245	560
International Container Terminal Services, Inc.	110	894
Jollibee Foods Corp.	59	217
Manila Electric Co.	26	239
Metropolitan Bank & Trust Co.	186	218
PLDT, Inc.	7	138
SM Investments Corp.	23	291

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Philippines — continued
SM Prime Holdings, Inc.	968		374

			3,814

Poland — 0.1%
Allegro.eu SA (a) (e)	69		681
Bank Millennium SA (a)	65		258
Bank Polska Kasa Opieki SA	20		950
Budimex SA	2		212
CCC SA (a)	5		266
CD Projekt SA	7		496
Dino Polska SA (a) (e)	56		679
InPost SA (a)	125		1,542
KGHM Polska Miedz SA (a)	15		680
LPP SA	—	(h)	560
mBank SA (a)	1		354
ORLEN SA	65		1,558
PGE Polska Grupa Energetyczna SA (a)	86		255
Powszechna Kasa Oszczednosci Bank Polski SA	99		1,923
Powszechny Zaklad Ubezpieczen SA	65		973
Santander Bank Polska SA	4		564

			11,951

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,019		5,343
EDP SA	2,025		9,609
Galp Energia SGPS SA	177		3,349
Jeronimo Martins SGPS SA	4		97

			18,398

Qatar — 0.1%
Al Rayan Bank	767		501
Barwa Real Estate Co.	255		187
Commercial Bank PSQC (The)	350		441
Dukhan Bank	162		158
Industries Qatar QSC	177		607
Mesaieed Petrochemical Holding Co.	433		154
Ooredoo QPSC	81		304
Qatar Electricity & Water Co. QSC	52		228
Qatar Fuel QSC	47		197
Qatar Gas Transport Co. Ltd.	267		337
Qatar International Islamic Bank QSC	98		292
Qatar Islamic Bank QPSC	179		1,175
Qatar National Bank QPSC	480		2,449

			7,030

Saudi Arabia — 0.3%
ACWA Power Co. (a)	15		884
Ades Holding Co.	29		128
Al Rajhi Bank	206		5,877
Al Rajhi Co. for Co-operative Insurance (a)	5		154
Alinma Bank	149		1,066
Almarai Co. JSC	51		690

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Arab National Bank	99	652
Arabian Internet & Communications Services Co.	2	157
Bank AlBilad	72	556
Bank Al-Jazira (a)	71	244
Banque Saudi Fransi	130	619
Bupa Arabia for Cooperative Insurance Co.	9	390
Co. for Cooperative Insurance (The)	7	249
Dallah Healthcare Co.	3	121
Dar Al Arkan Real Estate Development Co. (a)	52	277
Dr Sulaiman Al Habib Medical Services Group Co.	9	665
Elm Co.	2	589
Etihad Etisalat Co.	39	699
Jabal Omar Development Co. (a)	55	287
Jarir Marketing Co.	69	257
Makkah Construction & Development Co.	10	246
Mouwasat Medical Services Co.	11	225
Nahdi Medical Co.	5	145
Riyad Bank	148	1,077
SABIC Agri-Nutrients Co.	24	749
Sahara International Petrochemical Co.	32	172
SAL Saudi Logistics Services	3	157
Saudi Arabian Mining Co. (a)	139	2,375
Saudi Arabian Oil Co. (e)	662	4,344
Saudi Aramco Base Oil Co.	6	132
Saudi Awwal Bank	109	935
Saudi Basic Industries Corp.	95	1,559
Saudi Electricity Co.	94	380
Saudi Investment Bank (The)	86	327
Saudi National Bank (The)	304	3,173
Saudi Research & Media Group (a)	3	157
Saudi Tadawul Group Holding Co.	5	293
Saudi Telecom Co.	220	2,588
Yanbu National Petrochemical Co.	30	283

		33,878

Singapore — 0.5%
CapitaLand Ascendas REIT	680	1,471
CapitaLand Integrated Commercial Trust REIT	1,050	1,865
CapitaLand Investment Ltd.	437	913
DBS Group Holdings Ltd.	367	14,563
Genting Singapore Ltd.	1,193	680
Grab Holdings Ltd., Class A (a)	427	2,570
Keppel Ltd.	262	1,813
Oversea-Chinese Banking Corp. Ltd.	584	7,449
Sea Ltd., ADR (a)	67	11,902
Sembcorp Industries Ltd.	171	797
Singapore Airlines Ltd.	278	1,405
Singapore Exchange Ltd.	102	1,311
Singapore Technologies Engineering Ltd.	280	1,868
Singapore Telecommunications Ltd.	1,302	4,164
United Overseas Bank Ltd.	218	5,844

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Singapore — continued
Wilmar International Ltd.	365	807

		59,422

South Africa — 0.3%
Absa Group Ltd.	92	970
Bid Corp. Ltd.	34	852
Bidvest Group Ltd.	35	431
Capitec Bank Holdings Ltd.	10	1,938
Clicks Group Ltd.	28	579
Discovery Ltd.	57	650
E Media Holdings Ltd.	24	2
FirstRand Ltd.	525	2,362
Gold Fields Ltd.	94	3,954
Harmony Gold Mining Co. Ltd.	58	1,043
Impala Platinum Holdings Ltd.	91	1,165
MTN Group Ltd.	181	1,519
Naspers Ltd., Class N	17	6,117
Nedbank Group Ltd.	47	579
Old Mutual Ltd.	482	373
OUTsurance Group Ltd.	84	350
Pepkor Holdings Ltd. (e)	358	505
Remgro Ltd.	56	545
Sanlam Ltd.	195	946
Sasol Ltd. (a)	55	340
Shoprite Holdings Ltd.	51	805
Sibanye Stillwater Ltd. (a)	283	800
Standard Bank Group Ltd.	141	1,924
Valterra Platinum Ltd.	26	1,873
Vodacom Group Ltd.	63	490

		31,112

South Korea — 2.0%
Alteogen, Inc. (a)	4	1,399
Amorepacific Corp.	3	249
Celltrion, Inc.	17	2,165
Coway Co. Ltd.	6	410
DB Insurance Co. Ltd.	5	448
Doosan Bobcat, Inc.	6	222
Doosan Co. Ltd.	1	269
Doosan Enerbility Co. Ltd. (a)	48	2,151
Ecopro BM Co. Ltd. (a)	5	426
Ecopro Co. Ltd.	11	379
Hana Financial Group, Inc.	31	1,942
Hanjin Kal Corp.	3	191
Hankook Tire & Technology Co. Ltd.	8	208
Hanmi Semiconductor Co. Ltd.	4	295
Hanwha Aerospace Co. Ltd.	4	2,808
Hanwha Ocean Co. Ltd. (a)	13	1,024
Hanwha Systems Co. Ltd.	7	310
HD Hyundai Co. Ltd.	5	516
HD Hyundai Electric Co. Ltd.	3	1,063

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
HD Hyundai Heavy Industries Co. Ltd.	2		863
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5		1,322
HLB, Inc. (a)	12		332
HMM Co. Ltd.	27		383
HYBE Co. Ltd. (a)	2		463
Hyosung Heavy Industries Corp.	1		560
Hyundai Glovis Co. Ltd.	4		478
Hyundai Mobis Co. Ltd.	7		1,392
Hyundai Motor Co.	14		2,172
Hyundai Rotem Co. Ltd.	8		1,287
Industrial Bank of Korea	36		494
Kakao Corp.	33		1,397
KakaoBank Corp.	18		306
KB Financial Group, Inc.	39		3,182
Kia Corp.	26		1,862
Korea Aerospace Industries Ltd.	7		568
Korea Electric Power Corp.	26		673
Korea Investment Holdings Co. Ltd.	5		551
Korea Zinc Co. Ltd.	—	(h)	273
Korean Air Lines Co. Ltd.	17		283
Krafton, Inc. (a)	3		611
KT&G Corp.	10		939
LG Chem Ltd.	5		991
LG Corp.	9		441
LG Display Co. Ltd. (a)	35		357
LG Electronics, Inc.	11		603
LG Energy Solution Ltd. (a)	5		1,244
LG H&H Co. Ltd.	1		206
LG Uplus Corp.	22		245
LIG Nex1 Co. Ltd.	1		512
LS Electric Co. Ltd.	1		301
Meritz Financial Group, Inc.	8		681
Mirae Asset Securities Co. Ltd.	25		387
NAVER Corp.	15		2,917
NH Investment & Securities Co. Ltd.	21		292
Orion Corp.	3		203
POSCO Future M Co. Ltd. (a)	4		389
POSCO Holdings, Inc.	8		1,503
Posco International Corp.	5		158
Samsung Biologics Co. Ltd. (a) (e)	2		1,410
Samsung C&T Corp.	10		1,253
Samsung Electro-Mechanics Co. Ltd.	6		830
Samsung Electronics Co. Ltd.	2,174		130,331
Samsung Electronics Co. Ltd. (Registered), GDR	9		13,304
Samsung Fire & Marine Insurance Co. Ltd.	3		1,001
Samsung Heavy Industries Co. Ltd. (a)	76		1,181
Samsung Life Insurance Co. Ltd.	8		903
Samsung SDI Co. Ltd.	7		998
Samsung SDS Co. Ltd.	4		476
Samyang Foods Co. Ltd.	—	(h)	471
Shinhan Financial Group Co. Ltd.	46		2,318

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — continued
SK Biopharmaceuticals Co. Ltd. (a)	3	252
SK Hynix, Inc.	58	14,405
SK Innovation Co. Ltd.	7	529
SK Square Co. Ltd. (a)	10	1,433
SK Telecom Co. Ltd.	6	229
SK, Inc.	4	620
S-Oil Corp. (a)	5	229
Woori Financial Group, Inc.	68	1,250
Yuhan Corp.	6	495

		222,214

Spain — 3.4%
Acciona SA	16	3,200
ACS Actividades de Construccion y Servicios SA	89	7,146
Aena SME SA (e)	372	10,163
Amadeus IT Group SA	6	515
Banco Bilbao Vizcaya Argentaria SA	4,151	79,980
Banco de Sabadell SA	3,621	14,132
Banco Santander SA	10,720	112,500
Bankinter SA	485	7,664
CaixaBank SA	2,807	29,647
Cellnex Telecom SA (e)	200	6,925
EDP Renovaveis SA	203	2,678
Endesa SA	207	6,619
Grifols SA	24	346
Iberdrola SA	4,070	77,040
Industria de Diseno Textil SA	16	875
Redeia Corp. SA	213	4,118
Repsol SA	491	8,738
Telefonica SA	1,489	7,665

		379,951

Sweden — 3.0%
AddTech AB, Class B	129	4,201
Alfa Laval AB	144	6,556
Assa Abloy AB, Class B	497	17,294
Atlas Copco AB, Class A	1,329	22,535
Atlas Copco AB, Class B	773	11,635
Beijer Ref AB, Class B	191	2,989
Boliden AB (a)	254	10,374
Epiroc AB, Class A	327	6,923
Epiroc AB, Class B	193	3,649
EQT AB	265	9,205
Essity AB, Class B	9	235
Evolution AB (e)	2	168
Fastighets AB Balder, Class B (a)	11	76
H & M Hennes & Mauritz AB, Class B	8	146
Hexagon AB, Class B	30	359
Holmen AB, Class B	26	994
Industrivarden AB, Class A	86	3,414
Industrivarden AB, Class C	112	4,438
Indutrade AB	135	3,097

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Investment AB Latour, Class B	72		1,701
Investor AB, Class B	1,246		39,008
L E Lundbergforetagen AB, Class B	54		2,814
Lifco AB, Class B	115		3,883
Nibe Industrier AB, Class B	752		2,973
Saab AB, Class B	159		9,760
Sagax AB, Class B	3		68
Sandvik AB	528		14,747
Securitas AB, Class B	243		3,659
Skandinaviska Enskilda Banken AB, Class A	1,090		21,381
Skanska AB, Class B	169		4,389
SKF AB, Class B	168		4,185
Spotify Technology SA (a)	62		43,081
Svenska Cellulosa AB SCA, Class B	205		2,720
Svenska Handelsbanken AB, Class A	1,051		13,716
Swedbank AB, Class A	613		18,508
Swedish Orphan Biovitrum AB (a)	15		470
Tele2 AB, Class B	221		3,765
Telefonaktiebolaget LM Ericsson, Class B	40		335
Telia Co. AB	951		3,629
Trelleborg AB, Class B	100		3,722
Volvo AB, Class B	787		22,623

			329,425

Switzerland — 10.6%
ABB Ltd. (Registered)	776		56,148
Alcon AG	39		2,940
Amcor plc	9		70
Amrize Ltd. (a)	173		8,440
Avolta AG	1		74
Baloise Holding AG (Registered)	30		7,332
Banque Cantonale Vaudoise (Registered)	22		2,592
Barry Callebaut AG (Registered)	4		6,107
Belimo Holding AG (Registered)	5		5,123
BKW AG	14		2,953
Chocoladefabriken Lindt & Spruengli AG	1		17,827
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	20,013
Chubb Ltd.	1		304
Cie Financiere Richemont SA, Class A	322		61,868
Coca-Cola HBC AG (a)	580		27,359
DSM-Firmenich AG	63		5,364
EMS-Chemie Holding AG (Registered)	2		1,695
Galderma Group AG	61		10,775
Garmin Ltd.	—	(h)	117
Geberit AG (Registered)	17		12,684
Givaudan SA	3		12,747
Glencore plc (a)	9,054		41,700
Helvetia Holding AG (Registered)	27		6,577
Holcim AG (a)	173		14,746
Julius Baer Group Ltd.	148		10,276
Kuehne + Nagel International AG (Registered)	24		4,471

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Logitech International SA (Registered)	2	229
Lonza Group AG	6	3,686
Nestle SA (Registered)	3,201	293,982
Novartis AG (Registered)	885	113,822
Partners Group Holding AG	16	21,385
Roche Holding AG	342	114,093
Sandoz Group AG	195	11,611
Schindler Holding AG	20	7,736
Schindler Holding AG (Registered)	11	4,147
SGS SA (Registered)	82	8,557
SIG Group AG (a)	104	1,076
Sika AG (Registered)	52	11,591
Sonova Holding AG (Registered)	4	1,079
STMicroelectronics NV	10	281
Straumann Holding AG	9	927
Swatch Group AG (The)	17	3,281
Swiss Life Holding AG (Registered)	21	22,189
Swiss Prime Site AG (Registered)	1	174
Swiss Re AG	215	39,953
Swisscom AG (Registered)	10	7,609
UBS Group AG (Registered)	2,286	93,997
VAT Group AG (e)	13	5,340
Zurich Insurance Group AG	105	75,340

		1,182,387

Taiwan — 2.4%
Accton Technology Corp.	53	1,833
Acer, Inc.	284	289
Advantech Co. Ltd.	48	505
Airtac International Group	13	323
Alchip Technologies Ltd.	8	919
ASE Technology Holding Co. Ltd.	334	1,824
Asia Cement Corp.	258	324
Asia Vital Components Co. Ltd.	36	1,171
Asustek Computer, Inc.	74	1,635
AUO Corp. (a)	609	274
Caliway Biopharmaceuticals Co. Ltd. (a)	117	707
Catcher Technology Co. Ltd.	64	384
Cathay Financial Holding Co. Ltd.	1,029	2,223
Chailease Holding Co. Ltd.	160	587
Chang Hwa Commercial Bank Ltd.	679	439
Cheng Shin Rubber Industry Co. Ltd.	188	233
China Airlines Ltd.	327	224
China Steel Corp.	1,192	761
Chunghwa Telecom Co. Ltd.	416	1,821
Compal Electronics, Inc.	439	469
CTBC Financial Holding Co. Ltd.	1,780	2,510
Delta Electronics, Inc.	208	5,859
E Ink Holdings, Inc.	87	691
E.Sun Financial Holding Co. Ltd.	1,469	1,609
Eclat Textile Co. Ltd.	20	289

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Elite Material Co. Ltd.	32	1,295
eMemory Technology, Inc.	7	466
Eva Airways Corp.	350	439
Evergreen Marine Corp. Taiwan Ltd	126	742
Far Eastern New Century Corp.	274	250
Far EasTone Telecommunications Co. Ltd.	180	523
Feng TAY Enterprise Co. Ltd.	43	174
First Financial Holding Co. Ltd.	1,266	1,242
Formosa Chemicals & Fibre Corp.	329	322
Formosa Plastics Corp.	453	574
Fortune Electric Co. Ltd.	18	337
Fubon Financial Holding Co. Ltd.	898	2,607
Gigabyte Technology Co. Ltd.	57	562
Global Unichip Corp.	9	399
Globalwafers Co. Ltd.	26	400
Hon Hai Precision Industry Co. Ltd.	1,334	9,525
Hotai Motor Co. Ltd.	31	605
Hua Nan Financial Holdings Co. Ltd.	914	889
Innolux Corp.	733	348
International Games System Co. Ltd.	26	673
Inventec Corp.	250	377
Jentech Precision Industrial Co. Ltd.	11	878
KGI Financial Holding Co. Ltd.	1,629	802
King Slide Works Co. Ltd.	6	652
Largan Precision Co. Ltd.	11	851
Lite-On Technology Corp., ADR	230	1,308
Lotes Co. Ltd.	9	460
MediaTek, Inc.	163	7,069
Mega Financial Holding Co. Ltd.	1,258	1,754
Micro-Star International Co. Ltd.	69	264
Nan Ya Plastics Corp.	555	720
Nien Made Enterprise Co. Ltd.	20	280
Novatek Microelectronics Corp.	62	870
Pegatron Corp.	197	459
PharmaEssentia Corp.	31	527
President Chain Store Corp.	65	529
Quanta Computer, Inc.	293	2,807
Realtek Semiconductor Corp.	53	960
Shanghai Commercial & Savings Bank Ltd. (The)	393	542
SinoPac Financial Holdings Co. Ltd.	1,213	997
Synnex Technology International Corp.	125	260
Taiwan Business Bank	762	395
Taiwan Cooperative Financial Holding Co. Ltd.	1,108	896
Taiwan High Speed Rail Corp.	170	157
Taiwan Mobile Co. Ltd.	180	644
Taiwan Semiconductor Manufacturing Co. Ltd.	4,057	176,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28	7,944
TCC Group Holdings Co. Ltd.	731	577
TS Financial Holding Co. Ltd.	2,135	1,263
Unimicron Technology Corp.	131	657
Uni-President Enterprises Corp.	515	1,328

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
United Microelectronics Corp.	1,192	1,793
Vanguard International Semiconductor Corp.	121	407
Voltronic Power Technology Corp.	8	244
Wan Hai Lines Ltd.	79	193
Wistron Corp.	320	1,487
Wiwynn Corp.	12	1,315
WPG Holdings Ltd.	174	378
Yageo Corp.	168	942
Yang Ming Marine Transport Corp.	163	284
Yuanta Financial Holding Co. Ltd.	1,158	1,326
Zhen Ding Technology Holding Ltd.	70	383

		272,478

Thailand — 0.1%
Advanced Info Service PCL, NVDR	113	1,012
Airports of Thailand PCL, NVDR	440	551
Bangkok Dusit Medical Services PCL, NVDR	1,124	710
Bumrungrad Hospital PCL, NVDR	71	385
Central Pattana PCL, NVDR	219	379
Charoen Pokphand Foods PCL, NVDR	392	270
CP ALL PCL, NVDR	589	859
CP AXTRA PCL, NVDR	183	127
Delta Electronics Thailand PCL, NVDR	330	1,617
Gulf Development PCL, NVDR (a)	453	609
Kasikornbank PCL, NVDR	77	397
Krung Thai Bank PCL, NVDR	374	286
Minor International PCL, NVDR	337	239
PTT Exploration & Production PCL, NVDR	157	560
PTT PCL, NVDR	1,143	1,173
SCB X PCL, NVDR	101	400
Siam Cement PCL (The), NVDR	78	551
TMBThanachart Bank PCL, NVDR	3,707	217
True Corp. PCL, NVDR (a)	997	320

		10,662

Turkey — 0.0% (g)
Akbank TAS	325	492
Aselsan Elektronik Sanayi Ve Ticaret A/S	142	737
BIM Birlesik Magazalar A/S	47	612
Eregli Demir ve Celik Fabrikalari TAS	367	260
Ford Otomotiv Sanayi A/S	54	130
Haci Omer Sabanci Holding A/S	118	248
KOC Holding A/S	73	304
Turk Hava Yollari AO	51	385
Turkcell Iletisim Hizmetleri A/S	122	288
Turkiye Is Bankasi A/S, Class C	838	286
Turkiye Petrol Rafinerileri A/S	90	402
Yapi ve Kredi Bankasi A/S (a)	341	279

		4,423

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	314	1,246

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Arab Emirates — continued
Abu Dhabi Islamic Bank PJSC	158	940
Abu Dhabi National Oil Co. for Distribution PJSC	370	383
ADNOC Drilling Co. PJSC	325	498
Adnoc Gas plc	759	731
Aldar Properties PJSC	444	1,148
Americana Restaurants International PLC - Foreign Co.	263	141
Dubai Electricity & Water Authority PJSC	635	469
Dubai Islamic Bank PJSC	351	916
Emaar Development PJSC	110	403
Emaar Properties PJSC	689	2,449
Emirates NBD Bank PJSC	191	1,266
Emirates Telecommunications Group Co. PJSC	379	1,941
First Abu Dhabi Bank PJSC	465	1,981
Multiply Group PJSC (a)	363	287
NMC Health plc (a) (bb)	16	—
Salik Co. PJSC	191	312

		15,111

United Kingdom — 18.3%
3i Group plc	701	38,646
Admiral Group plc	188	8,496
Anglo American plc	999	37,688
Anglogold Ashanti Plc	55	3,847
Aon plc, Class A	1	217
Ashtead Group plc	211	14,154
Associated British Foods plc	4	123
AstraZeneca plc	722	110,611
Auto Trader Group plc (e)	352	3,736
Aviva plc	2,190	20,257
BAE Systems plc	4,140	115,250
Barclays plc	10,186	52,408
Barratt Redrow plc	19	100
BP plc	6,725	38,611
British American Tobacco plc	4,378	232,879
BT Group plc	2,417	6,218
Bunzl plc	163	5,147
Centrica plc	3,688	8,282
CNH Industrial NV	3	32
Coca-Cola Europacific Partners plc	3	306
Compass Group plc	25	838
Diageo plc	5,919	141,630
Entain plc	10	116
GSK plc	1,901	40,823
Haleon plc	23,657	106,461
Halma plc	5	242
Hikma Pharmaceuticals plc	77	1,772
HSBC Holdings plc	12,562	177,284
Imperial Brands plc	11	474
Informa plc	528	6,536
InterContinental Hotels Group plc	2	246
International Consolidated Airlines Group SA	617	3,227

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Intertek Group plc	78		4,940
J Sainsbury plc	25		111
JD Sports Fashion plc	45		58
Kingfisher plc	25		104
Land Securities Group plc REIT	10		80
Legal & General Group plc	4,128		13,259
Lloyds Banking Group plc	43,139		48,815
London Stock Exchange Group plc	342		39,248
M&G plc	1,661		5,665
Marks & Spencer Group plc	28		138
Melrose Industries plc	1,745		14,368
Metlen Energy & Metals plc (a)	10		582
Mondi plc	149		2,065
National Grid plc	3,723		53,491
NatWest Group plc	5,833		41,199
Next plc	2		285
Pearson plc	8		116
Pentair plc	—	(h)	51
Phoenix Group Holdings plc	505		4,382
Reckitt Benckiser Group plc	10		740
RELX plc	908		43,370
Rentokil Initial plc	1,248		6,320
Rio Tinto plc	1,008		66,425
Rolls-Royce Holdings plc	11,614		186,684
Sage Group plc (The)	13		200
Schroders plc	517		2,623
Segro plc REIT	18		156
Severn Trent plc	206		7,166
Shell plc	3,861		137,596
Smith & Nephew plc	66		1,189
Smiths Group plc	163		5,157
Spirax Group plc	36		3,359
SSE plc	841		19,720
Standard Chartered plc	1,423		27,623
Tesco plc	92		554
Unilever plc	1,638		96,821
United Utilities Group plc	518		7,998
Vodafone Group plc	7,855		9,134
Whitbread plc	2		105
Willis Towers Watson plc	—	(h)	91
Wise plc, Class A (a)	480		6,691
WPP plc	435		2,170

			2,037,506

United States — 1.6%
3M Co.	2		252
Abbott Laboratories	5		684
AbbVie, Inc.	5		1,205
Adobe, Inc. (a)	1		451
Advanced Micro Devices, Inc. (a)	5		775
AECOM	—	(h)	50

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Affirm Holdings, Inc., Class A (a)	1		56
Aflac, Inc.	1		166
Agilent Technologies, Inc.	1		112
Air Products & Chemicals, Inc.	1		186
Airbnb, Inc., Class A (a)	1		158
Akamai Technologies, Inc. (a)	—	(h)	29
Albertsons Cos., Inc., Class A	1		23
Alexandria Real Estate Equities, Inc. REIT	1		43
Align Technology, Inc. (a)	—	(h)	25
Alliant Energy Corp.	1		48
Allstate Corp. (The)	1		192
Alnylam Pharmaceuticals, Inc. (a)	—	(h)	174
Alphabet, Inc., Class A	17		4,157
Alphabet, Inc., Class C	14		3,516
Altria Group, Inc.	5		329
Amazon.com, Inc. (a)	28		6,168
Ameren Corp.	1		91
American Electric Power Co., Inc.	2		183
American Express Co.	2		589
American Financial Group, Inc.	—	(h)	23
American Homes 4 Rent, Class A REIT	1		36
American International Group, Inc.	2		151
American Tower Corp. REIT	1		265
American Water Works Co., Inc.	1		76
Ameriprise Financial, Inc.	—	(h)	143
AMETEK, Inc.	1		136
Amgen, Inc.	2		448
Amphenol Corp., Class A	4		448
Analog Devices, Inc.	1		364
Annaly Capital Management, Inc. REIT	3		62
Apollo Global Management, Inc.	1		175
Apple, Inc.	44		11,164
Applied Materials, Inc.	2		482
AppLovin Corp., Class A (a)	1		494
Archer-Daniels-Midland Co.	1		86
Ares Management Corp., Class A	1		102
Arista Networks, Inc. (a)	3		463
Arthur J Gallagher & Co.	1		234
AT&T, Inc.	21		600
Atmos Energy Corp.	—	(h)	74
Autodesk, Inc. (a)	1		200
Automatic Data Processing, Inc.	1		345
AutoZone, Inc. (a)	—	(h)	214
AvalonBay Communities, Inc. REIT	—	(h)	77
Avery Dennison Corp.	—	(h)	39
Axon Enterprise, Inc. (a)	—	(h)	163
Baker Hughes Co., Class A	3		141
Ball Corp.	1		43
Bank of America Corp.	22		1,114
Bank of New York Mellon Corp. (The)	3		296
Baxter International, Inc.	2		38

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Becton Dickinson & Co.	1		156
Bentley Systems, Inc., Class B	—	(h)	23
Berkshire Hathaway, Inc., Class B (a)	4		2,001
Best Buy Co., Inc.	1		40
Biogen, Inc. (a)	—	(h)	60
BioMarin Pharmaceutical, Inc. (a)	—	(h)	25
Blackstone, Inc.	2		374
Block, Inc., Class A (a)	2		121
Boeing Co. (The) (a)	2		487
Booking Holdings, Inc.	—	(h)	524
Booz Allen Hamilton Holding Corp., Class A	—	(h)	33
Boston Scientific Corp. (a)	4		427
Bristol-Myers Squibb Co.	6		282
Broadcom, Inc.	13		4,334
Broadridge Financial Solutions, Inc.	—	(h)	99
Brookfield Asset Management Ltd., Class A	32		1,826
Brookfield Renewable Corp.	11		366
Brown & Brown, Inc.	1		89
Brown-Forman Corp., Class B	—	(h)	10
Builders FirstSource, Inc. (a)	—	(h)	38
Bunge Global SA	—	(h)	32
Burlington Stores, Inc. (a)	—	(h)	48
BXP, Inc. REIT	1		37
Cadence Design Systems, Inc. (a)	1		282
Camden Property Trust REIT	—	(h)	32
Capital One Financial Corp.	2		430
Cardinal Health, Inc.	1		116
Carlisle Cos., Inc.	—	(h)	42
Carlyle Group, Inc. (The)	1		49
Carnival Corp. (a)	4		111
Carrier Global Corp.	2		141
Carvana Co., Class A (a)	—	(h)	140
Caterpillar, Inc.	1		669
Cboe Global Markets, Inc.	—	(h)	82
CBRE Group, Inc., Class A (a)	1		139
CDW Corp.	—	(h)	59
Cencora, Inc.	1		178
Centene Corp. (a)	1		48
CenterPoint Energy, Inc.	2		70
CF Industries Holdings, Inc.	—	(h)	40
CH Robinson Worldwide, Inc.	—	(h)	52
Charles Schwab Corp. (The)	5		491
Charter Communications, Inc., Class A (a)	—	(h)	72
Cheniere Energy, Inc.	1		155
Chevron Corp.	6		903
Chipotle Mexican Grill, Inc., Class A (a)	4		158
Church & Dwight Co., Inc.	1		60
Cigna Group (The)	1		228
Cincinnati Financial Corp.	—	(h)	76
Cintas Corp.	1		220
Cisco Systems, Inc.	12		804

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Citigroup, Inc.	5		549
Citizens Financial Group, Inc.	1		67
Clorox Co. (The)	—	(h)	42
Cloudflare, Inc., Class A (a)	1		195
CME Group, Inc., Class A	1		292
CMS Energy Corp.	1		60
Coca-Cola Co. (The)	12		805
Cognizant Technology Solutions Corp., Class A	1		100
Coinbase Global, Inc., Class A (a)	1		206
Colgate-Palmolive Co.	2		190
Comcast Corp., Class A	11		346
ConocoPhillips	4		353
Consolidated Edison, Inc.	1		102
Constellation Brands, Inc., Class A	—	(h)	61
Constellation Energy Corp.	1		304
Cooper Cos., Inc. (The) (a)	1		39
Copart, Inc. (a)	3		125
Corning, Inc.	3		207
Corpay, Inc. (a)	—	(h)	62
Corteva, Inc.	2		144
CoStar Group, Inc. (a)	1		110
Costco Wholesale Corp.	1		1,210
Coterra Energy, Inc.	2		56
CRH plc	2		249
Crowdstrike Holdings, Inc., Class A (a)	1		360
Crown Castle, Inc. REIT	1		124
Crown Holdings, Inc.	—	(h)	39
CSX Corp.	6		227
Cummins, Inc.	—	(h)	175
CVS Health Corp.	4		273
Danaher Corp.	2		380
Darden Restaurants, Inc.	—	(h)	69
Datadog, Inc., Class A (a)	1		121
DaVita, Inc. (a)	—	(h)	21
Deckers Outdoor Corp. (a)	—	(h)	43
Deere & Co.	1		352
Dell Technologies, Inc., Class C	1		143
Delta Air Lines, Inc.	—	(h)	26
Devon Energy Corp.	2		58
Dexcom, Inc. (a)	1		77
Diamondback Energy, Inc.	1		76
Dick’s Sporting Goods, Inc.	—	(h)	41
Digital Realty Trust, Inc. REIT	1		177
DocuSign, Inc., Class A (a)	1		47
Dollar General Corp.	1		73
Dollar Tree, Inc. (a)	1		51
Dominion Energy, Inc.	3		159
Domino’s Pizza, Inc.	—	(h)	38
DoorDash, Inc., Class A (a)	1		296
Dover Corp.	—	(h)	64
Dow, Inc.	2		51

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
DR Horton, Inc.	1		145
DraftKings, Inc., Class A (a)	1		47
DTE Energy Co.	1		92
Duke Energy Corp.	2		287
DuPont de Nemours, Inc.	1		95
Dynatrace, Inc. (a)	1		44
eBay, Inc.	1		127
Ecolab, Inc.	1		206
Edison International	1		69
Edwards Lifesciences Corp. (a)	2		140
Electronic Arts, Inc.	1		148
Elevance Health, Inc.	1		211
Eli Lilly & Co.	2		1,810
EMCOR Group, Inc.	—	(h)	90
Emerson Electric Co.	2		218
Entegris, Inc.	—	(h)	41
Entergy Corp.	1		128
EOG Resources, Inc.	2		181
EQT Corp.	2		96
Equifax, Inc.	—	(h)	93
Equinix, Inc. REIT	—	(h)	233
Equity LifeStyle Properties, Inc. REIT	—	(h)	30
Equity Residential REIT	1		69
Erie Indemnity Co., Class A	—	(h)	26
Essential Utilities, Inc.	1		29
Essex Property Trust, Inc. REIT	—	(h)	47
Estee Lauder Cos., Inc. (The), Class A	1		65
Evergy, Inc.	1		49
Eversource Energy	1		83
Exelon Corp.	3		135
Expand Energy Corp.	1		74
Expedia Group, Inc.	—	(h)	77
Expeditors International of Washington, Inc.	—	(h)	50
Extra Space Storage, Inc. REIT	1		92
Exxon Mobil Corp.	13		1,427
F5, Inc. (a)	—	(h)	57
FactSet Research Systems, Inc.	—	(h)	33
Fair Isaac Corp. (a)	—	(h)	108
Fastenal Co.	4		174
FedEx Corp.	1		172
Ferguson Enterprises, Inc.	1		135
Fidelity National Financial, Inc.	1		43
Fidelity National Information Services, Inc.	2		101
Fifth Third Bancorp	4		162
First Citizens BancShares, Inc., Class A	—	(h)	114
First Solar, Inc. (a)	—	(h)	71
FirstEnergy Corp.	2		74
Fiserv, Inc. (a)	2		219
Flutter Entertainment plc (a)	1		135
Ford Motor Co.	12		146
Fortinet, Inc. (a)	2		168

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Fortive Corp.	1		55
Fox Corp., Class A	1		35
Fox Corp., Class B	1		43
Freeport-McMoRan, Inc.	4		165
Gaming and Leisure Properties, Inc. REIT	1		39
Gartner, Inc. (a)	—	(h)	56
GE HealthCare Technologies, Inc.	1		100
GE Vernova, Inc.	1		499
Gen Digital, Inc.	2		47
General Dynamics Corp.	1		230
General Electric Co.	3		946
General Mills, Inc.	1		75
General Motors Co.	3		178
Genuine Parts Co.	—	(h)	57
Gilead Sciences, Inc.	4		412
Global Payments, Inc.	1		59
GoDaddy, Inc., Class A (a)	—	(h)	57
Goldman Sachs Group, Inc. (The)	1		764
Graco, Inc.	—	(h)	39
Halliburton Co.	3		68
Hartford Insurance Group, Inc. (The)	1		104
HCA Healthcare, Inc.	1		236
Healthpeak Properties, Inc. REIT	2		37
HEICO Corp.	—	(h)	39
HEICO Corp., Class A	—	(h)	71
Hershey Co. (The)	—	(h)	80
Hewlett Packard Enterprise Co.	4		98
Hilton Worldwide Holdings, Inc.	1		224
Hologic, Inc. (a)	1		43
Home Depot, Inc. (The)	3		1,191
Honeywell International, Inc.	2		400
Hormel Foods Corp.	1		21
Howmet Aerospace, Inc.	1		228
HP, Inc.	3		81
Hubbell, Inc., Class B	—	(h)	65
HubSpot, Inc. (a)	—	(h)	74
Humana, Inc.	—	(h)	92
Huntington Bancshares, Inc.	9		148
Hyatt Hotels Corp., Class A	—	(h)	44
IDEX Corp.	—	(h)	34
IDEXX Laboratories, Inc. (a)	—	(h)	155
Illinois Tool Works, Inc.	1		214
Illumina, Inc. (a)	—	(h)	40
Incyte Corp. (a)	—	(h)	37
Ingersoll Rand, Inc.	1		98
Insulet Corp. (a)	—	(h)	65
Intel Corp. (a)	13		433
Interactive Brokers Group, Inc., Class A	1		97
Intercontinental Exchange, Inc.	2		293
International Business Machines Corp.	3		779
International Flavors & Fragrances, Inc.	1		45

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
International Paper Co.	2		71
Intuit, Inc.	1		570
Intuitive Surgical, Inc. (a)	1		477
Invitation Homes, Inc. REIT	2		49
IQVIA Holdings, Inc. (a)	—	(h)	92
Iron Mountain, Inc. REIT	1		91
J M Smucker Co. (The)	—	(h)	38
Jabil, Inc.	—	(h)	68
Jack Henry & Associates, Inc.	—	(h)	31
Jacobs Solutions, Inc.	—	(h)	66
JB Hunt Transport Services, Inc.	—	(h)	45
Johnson & Johnson	7		1,311
Johnson Controls International plc	2		218
Kellanova	1		66
Kenvue, Inc.	6		94
Keurig Dr Pepper, Inc.	4		99
KeyCorp.	3		59
Keysight Technologies, Inc. (a)	1		95
Kimberly-Clark Corp.	1		125
Kimco Realty Corp. REIT	2		47
Kinder Morgan, Inc.	6		169
KKR & Co., Inc.	2		248
KLA Corp.	—	(h)	420
Kraft Heinz Co. (The)	3		81
Kroger Co. (The)	2		123
L3Harris Technologies, Inc.	1		168
Labcorp Holdings, Inc.	—	(h)	67
Lam Research Corp.	4		513
Las Vegas Sands Corp.	1		52
Leidos Holdings, Inc.	—	(h)	66
Lennar Corp., Class A	1		86
Lennox International, Inc.	—	(h)	47
Liberty Media Corp-Liberty Formula One, Class C (a)	1		73
Linde plc	1		662
Live Nation Entertainment, Inc. (a)	—	(h)	81
Lockheed Martin Corp.	1		310
Loews Corp.	1		87
Lowe’s Cos., Inc.	2		421
LPL Financial Holdings, Inc.	—	(h)	79
LyondellBasell Industries NV, Class A	1		42
M&T Bank Corp.	1		165
Marathon Petroleum Corp.	1		182
Markel Group, Inc. (a)	—	(h)	76
Marriott International, Inc., Class A	1		226
Marsh & McLennan Cos., Inc.	1		296
Martin Marietta Materials, Inc.	—	(h)	120
Marvell Technology, Inc.	3		221
Masco Corp.	1		41
Mastercard, Inc., Class A	3		1,441
McCormick & Co., Inc.	1		47
McDonald’s Corp.	2		650

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
McKesson Corp.	—	(h)	290
Merck & Co., Inc.	7		622
Meta Platforms, Inc., Class A	6		4,690
MetLife, Inc.	3		214
Mettler-Toledo International, Inc. (a)	—	(h)	70
Microchip Technology, Inc.	2		99
Micron Technology, Inc.	3		556
Microsoft Corp.	21		10,736
Mid-America Apartment Communities, Inc. REIT	—	(h)	46
Molina Healthcare, Inc. (a)	—	(h)	25
Molson Coors Beverage Co., Class B	—	(h)	20
Mondelez International, Inc., Class A	4		248
MongoDB, Inc., Class A (a)	—	(h)	79
Monolithic Power Systems, Inc.	—	(h)	137
Monster Beverage Corp. (a)	2		147
Moody’s Corp.	1		246
Morgan Stanley	4		613
Motorola Solutions, Inc.	—	(h)	225
MSCI, Inc., Class A	—	(h)	133
Nasdaq, Inc.	2		162
Natera, Inc. (a)	—	(h)	66
NetApp, Inc.	1		65
Netflix, Inc. (a)	1		1,502
Neurocrine Biosciences, Inc. (a)	—	(h)	45
Newmont Corp.	3		276
News Corp., Class A	2		58
NextEra Energy, Inc.	6		461
NIKE, Inc., Class B	4		250
NiSource, Inc.	1		56
Nordson Corp.	—	(h)	35
Norfolk Southern Corp.	1		226
Northern Trust Corp.	1		105
Northrop Grumman Corp.	—	(h)	252
NRG Energy, Inc.	1		91
Nucor Corp.	1		89
Nutanix, Inc., Class A (a)	1		61
NVIDIA Corp.	72		13,364
NVR, Inc. (a)	—	(h)	64
Occidental Petroleum Corp.	2		107
Okta, Inc., Class A (a)	—	(h)	41
Old Dominion Freight Line, Inc.	1		85
Omnicom Group, Inc.	1		58
ON Semiconductor Corp. (a)	1		63
ONEOK, Inc.	2		135
Oracle Corp.	5		1,407
O’Reilly Automotive, Inc. (a)	3		279
Otis Worldwide Corp.	1		103
Owens Corning	—	(h)	35
PACCAR, Inc.	2		159
Packaging Corp. of America	—	(h)	64
Palantir Technologies, Inc., Class A (a)	7		1,218

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Palo Alto Networks, Inc. (a)	2		400
Parker-Hannifin Corp.	—	(h)	295
Paychex, Inc.	1		127
Paycom Software, Inc.	—	(h)	36
PayPal Holdings, Inc. (a)	3		190
PepsiCo., Inc.	4		573
Pfizer, Inc.	17		429
PG&E Corp.	6		93
Philip Morris International, Inc.	5		746
Phillips 66	1		169
Pinterest, Inc., Class A (a)	2		53
PNC Financial Services Group, Inc. (The)	2		310
Pool Corp.	—	(h)	32
PPG Industries, Inc.	1		66
PPL Corp.	2		79
Principal Financial Group, Inc.	1		51
Procter & Gamble Co. (The)	7		1,069
Progressive Corp. (The)	2		436
Prologis, Inc. REIT	3		324
Prudential Financial, Inc.	1		100
PTC, Inc. (a)	—	(h)	73
Public Service Enterprise Group, Inc.	2		130
Public Storage REIT	—	(h)	142
PulteGroup, Inc.	1		73
Pure Storage, Inc., Class A (a)	1		73
QUALCOMM, Inc.	3		536
Quanta Services, Inc.	—	(h)	186
Quest Diagnostics, Inc.	—	(h)	60
Raymond James Financial, Inc.	1		136
RB Global, Inc.	15		1,575
Realty Income Corp. REIT	3		171
Reddit, Inc., Class A (a)	—	(h)	69
Regency Centers Corp. REIT	1		38
Regeneron Pharmaceuticals, Inc.	—	(h)	178
Regions Financial Corp.	3		69
Reliance, Inc.	—	(h)	46
Republic Services, Inc., Class A	1		199
ResMed, Inc.	—	(h)	124
Revvity, Inc.	—	(h)	27
Rivian Automotive, Inc., Class A (a)	3		40
Robinhood Markets, Inc., Class A (a)	2		315
ROBLOX Corp., Class A (a)	2		231
Rocket Lab Corp. (a)	1		60
Rockwell Automation, Inc.	—	(h)	116
Rollins, Inc.	1		58
Roper Technologies, Inc.	—	(h)	160
Ross Stores, Inc.	1		151
Royal Caribbean Cruises Ltd.	1		262
Royalty Pharma plc, Class A	1		39
RPM International, Inc.	—	(h)	41
RTX Corp.	4		668

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
S&P Global, Inc.	1		472
Salesforce, Inc.	3		674
Samsara, Inc., Class A (a)	1		29
SBA Communications Corp., Class A REIT	—	(h)	57
Schlumberger NV	5		159
Seagate Technology Holdings plc	1		152
Sempra	2		173
ServiceNow, Inc. (a)	1		570
Sherwin-Williams Co. (The)	1		243
Simon Property Group, Inc. REIT	1		181
Snap, Inc., Class A (a)	3		22
Snap-on, Inc.	—	(h)	58
Snowflake, Inc., Class A (a)	1		208
SoFi Technologies, Inc. (a)	3		84
Solventum Corp. (a)	1		37
Southern Co. (The)	3		311
Southern Copper Corp.	10		1,270
SS&C Technologies Holdings, Inc.	1		57
Starbucks Corp.	3		291
State Street Corp.	2		175
Steel Dynamics, Inc.	—	(h)	55
STERIS plc	—	(h)	69
Strategy, Inc., Class A (a)	1		258
Stryker Corp.	1		380
Sun Communities, Inc. REIT	—	(h)	46
Super Micro Computer, Inc. (a)	1		66
Synchrony Financial	2		124
Synopsys, Inc. (a)	1		274
Sysco Corp.	1		120
T Rowe Price Group, Inc.	1		62
Take-Two Interactive Software, Inc. (a)	1		139
Tapestry, Inc.	1		68
Targa Resources Corp.	1		113
Target Corp.	1		122
Teledyne Technologies, Inc. (a)	—	(h)	76
Teradyne, Inc.	—	(h)	64
Tesla, Inc. (a)	9		3,791
Texas Instruments, Inc.	3		497
Texas Pacific Land Corp.	—	(h)	56
Textron, Inc.	1		49
Thermo Fisher Scientific, Inc.	1		548
TJX Cos., Inc. (The)	3		480
T-Mobile US, Inc.	2		364
Toast, Inc., Class A (a)	1		46
Tractor Supply Co.	1		84
Trade Desk, Inc. (The), Class A (a)	1		66
Tradeweb Markets, Inc., Class A	—	(h)	41
TransDigm Group, Inc.	—	(h)	224
TransUnion	1		48
Travelers Cos., Inc. (The)	1		202
Trimble, Inc. (a)	1		55

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Truist Financial Corp.	5		244
Twilio, Inc., Class A (a)	—	(h)	40
Tyler Technologies, Inc. (a)	—	(h)	66
Tyson Foods, Inc., Class A	1		58
Uber Technologies, Inc. (a)	6		574
UDR, Inc. REIT	1		32
U-Haul Holding Co.	—	(h)	22
Ulta Beauty, Inc. (a)	—	(h)	72
Union Pacific Corp.	2		441
United Airlines Holdings, Inc. (a)	—	(h)	28
United Parcel Service, Inc., Class B	2		187
United Rentals, Inc.	—	(h)	185
United Therapeutics Corp. (a)	—	(h)	52
UnitedHealth Group, Inc.	3		920
Universal Health Services, Inc., Class B	—	(h)	38
US Bancorp	6		287
Valero Energy Corp.	1		164
Veeva Systems, Inc., Class A (a)	—	(h)	145
Ventas, Inc. REIT	1		100
Veralto Corp.	1		78
VeriSign, Inc.	—	(h)	65
Verisk Analytics, Inc., Class A	—	(h)	109
Verizon Communications, Inc.	13		554
Vertex Pharmaceuticals, Inc. (a)	1		299
Vertiv Holdings Co., Class A	1		160
VICI Properties, Inc., Class A REIT	4		127
Visa, Inc., Class A	5		1,720
Vistra Corp.	1		204
Vulcan Materials Co.	—	(h)	126
Walmart, Inc.	13		1,336
Walt Disney Co. (The)	5		612
Warner Bros Discovery, Inc. (a)	7		134
Waste Management, Inc.	1		290
Waters Corp. (a)	—	(h)	50
Watsco, Inc.	—	(h)	45
WEC Energy Group, Inc.	1		114
Wells Fargo & Co.	10		846
Welltower, Inc. REIT	2		353
West Pharmaceutical Services, Inc.	—	(h)	55
Western Digital Corp.	1		122
Westinghouse Air Brake Technologies Corp.	1		102
Weyerhaeuser Co. REIT	2		51
Williams Cos., Inc. (The)	4		236
Williams-Sonoma, Inc.	—	(h)	73
Workday, Inc., Class A (a)	1		153
WP Carey, Inc. REIT	1		39
WR Berkley Corp.	1		73
WW Grainger, Inc.	—	(h)	136
Xcel Energy, Inc.	2		142
Xylem, Inc.	1		110
Yum! Brands, Inc.	1		128

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Zebra Technologies Corp., Class A (a)	—	(h)	51
Zillow Group, Inc., Class C (a)	—	(h)	36
Zimmer Biomet Holdings, Inc.	1		54
Zoetis, Inc., Class A	1		189
Zoom Communications, Inc., Class A (a)	1		55
Zscaler, Inc. (a)	—	(h)	96

			172,590

Uruguay — 0.0% (g)
MercadoLibre, Inc. (a)	—	(h)	320

Total Common Stocks (Cost $8,548,369)			10,975,775

Preferred Stocks — 0.3%
Brazil — 0.1%
Banco Bradesco SA	560		1,862
Centrais Eletricas Brasileiras SA	29		301
Cia Energetica de Minas Gerais	159		332
Cia Paranaense de Energia - Copel, Class B	124		300
Gerdau SA	146		457
Itau Unibanco Holding SA	581		4,268
Itausa SA	583		1,256
Petroleo Brasileiro SA - Petrobras	513		3,034

			11,810

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B (a)	14		623

Colombia — 0.0% (g)
Grupo Cibest SA	46		596

Germany — 0.2%
Bayerische Motoren Werke AG	22		2,085
Dr Ing hc F Porsche AG (e)	46		2,212
Henkel AG & Co. KGaA	2		195
Porsche Automobil Holding SE	61		2,419
Sartorius AG	2		479
Volkswagen AG	83		8,959

			16,349

India — 0.0% (g)
TVS Motor Co. Ltd., 6.00%, 09/01/2026 (a) (bb)	96		11

South Korea — 0.0% (g)
Hyundai Motor Co.	6		717
Samsung Electronics Co. Ltd.	84		3,989

			4,706

Total Preferred Stocks (Cost $30,520)			34,095

	NUMBER OF RIGHTS
Right — 0.0% (g)
Belgium — 0.0% (g)
Sofina SA, expiring 10/08/2025 (a) (Cost $—)	8		18

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF WARRANTS			VALUE ($)
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (Cost $—)		—	(h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd.,
2.35%, 10/01/2025	AUD	3,239		2,143
3.44%, 10/01/2025		5,006		5,006
Brown Brothers Harriman & Co.,
(0.60%), 10/01/2025	CHF	3,305		4,152
0.33%, 10/01/2025	SGD	631		489
0.65%, 10/01/2025	DKK	9,365		1,473
0.79%, 10/01/2025	EUR	—	(h)	—	(h)
0.82%, 10/01/2025	SEK	4,636		492
1.49%, 10/01/2025	NZD	97		56
2.14%, 10/02/2025	HKD	5,804		746
2.64%, 10/01/2025	NOK	1,746		175
2.92%, 10/01/2025	GBP	—	(h)	—	(h)
3.44%, 10/01/2025		—	(h)	—	(h)
4.88%, 10/01/2025	ZAR	1,189		69
Citibank NA,
0.79%, 10/01/2025	EUR	33,748		39,622
2.92%, 10/01/2025	GBP	8,185		11,008
3.44%, 10/01/2025		11,947		11,947
Royal Bank of Canada,
1.33%, 10/01/2025	CAD	558		401
3.44%, 10/01/2025		2,672		2,672
Skandinaviska Enskilda Banken AB, 3.44%, 10/01/2025		1,226		1,226
Sumitomo Mitsui Banking Corp.,
0.12%, 10/01/2025	JPY	808,971		5,470
3.44%, 10/01/2025		1,778		1,778
Sumitomo Mitsui Trust Bank Ltd., 3.44%, 10/01/2025		11,000		11,000

Total Short-Term Investments (Cost $99,925)				99,925

Total Investments — 99.6% (Cost — $8,678,814)				11,109,813
Other Assets in Excess of Liabilities — 0.4%				43,321

NET ASSETS — 100.0%				$11,153,134

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	24	12/2025	AUD	3,521	1
Euro STOXX 50 Index	607	12/2025	EUR	38,964	524
FTSE 100 Index	131	12/2025	GBP	16,403	172
Micro EURO STOXX 50 Index	230	12/2025	EUR	1,478	19
Mini-DAX	6	12/2025	EUR	838	7
MSCI Emerging Markets Index	42	12/2025	USD	2,849	6
OMX Copenhagen 25 Index	38	10/2025	DKK	994	(21)
S&P 500 E-mini Index	1	12/2025	USD	335	2
S&P Toronto Stock Exchange 60 Index	2	12/2025	CAD	499	11
SGX MSCI Singapore Index	40	10/2025	SGD	1,386	1
STOXX 600 Utilities Index	36	12/2025	EUR	918	22
STOXX Europe 600 Index	309	12/2025	EUR	10,084	65
TOPIX Index	63	12/2025	JPY	13,388	(7)

Total unrealized appreciation (depreciation)					802

Forward foreign currency exchange contracts outstanding as of September 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	422	USD	303	BNP Paribas	10/01/2025	–	(h)
USD	419	EUR	357	BNP Paribas	10/01/2025	–	(h)
EUR	223	USD	262	BNP Paribas	10/01/2025	–	(h)
EUR	57	USD	67	BNP Paribas	10/01/2025	–	(h)
EUR	249	USD	292	BNP Paribas	10/01/2025	1
EUR	301	USD	353	BNP Paribas	10/01/2025	1
GBP	212	USD	285	Goldman Sachs International	10/02/2025	–	(h)
GBP	223	USD	300	Goldman Sachs International	10/02/2025	–	(h)
GBP	27	USD	37	Goldman Sachs International	10/02/2025	–	(h)

Total unrealized appreciation						2

EUR	99	USD	117	BNP Paribas	10/02/2025	–	(h)
EUR	294	USD	345	BNP Paribas	10/02/2025	–	(h)
EUR	78	USD	91	BNP Paribas	10/02/2025	–	(h)
EUR	111	USD	131	BNP Paribas	10/02/2025	–	(h)
EUR	429	USD	504	BNP Paribas	10/02/2025	–	(h)
EUR	320	USD	376	BNP Paribas	10/02/2025	–	(h)
EUR	225	USD	264	BNP Paribas	10/02/2025	–	(h)
GBP	75	USD	101	Citibank, NA	10/02/2025	–	(h)

Total unrealized depreciation						–

Net unrealized appreciation (depreciation)						2

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.9%
Pharmaceuticals	6.5%
Semiconductors	6.5%
Insurance	6.1%
Aerospace/Defense	5.7%
Cosmetics/Personal Care	4.6%
Telecommunications	4.4%
Software	3.5%
Food	3.5%
Electric	3.2%
Oil & Gas	3.1%
Mining	2.5%
Agriculture	2.2%
Machinery - Construction & Mining	2.2%
Miscellaneous Manufacturers	2.0%
Commercial Services	1.8%
Diversified Financial Services	1.7%
Beverages	1.7%
Chemicals	1.7%
Auto Manufacturers	1.6%
Internet	1.6%
Apparel	1.6%
Electrical Components & Equipment	1.6%
Retail	1.3%
Building Materials	1.0%
Engineering & Construction	1.0%
Transportation	1.0%
Others (Each less than 1.0%)	8.6%
Short-Term Investments	0.9%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025

ADR	—	American Depositary Receipt
ASX	—	Australian Stock Exchange
CDI	—	CHESS Depository Interests
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$116,340	$—		$—	$116,340
Communications	4,758,922	—		—	4,758,922
Consumer Cyclical	2,196,632	—		—	2,196,632
Consumer Non-cyclical	3,848,868	—		—	3,848,868
Energy	993,736	—		—	993,736
Financial	2,172,868	—		—	2,172,868
Industrial	1,521,877	—		—	1,521,877
Technology	9,222,236	—		—	9,222,236
Utilities	749,571	—		—	749,571

Total Common Stocks	25,581,050	—		—	25,581,050

Warrant
Technology	—	—		—	—
Short-Term Investments
Time Deposits	—	68,366		—	68,366

Total Investments in Securities	$25,581,050	$68,366		$—	$25,649,416

Appreciation in Other Financial Instruments
Futures contracts	$436	$—		$—	$436
Forward Foreign Currency Exchange contracts	—	—	(a)	—	—	(a)

Total Appreciation in Other Financial Instruments	$436	$—	(a)	$—	$436

Depreciation in Other Financial Instruments
Futures contracts	$(10)	$—		$—	$(10)

(a)	Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$83	$225,284	$—	$225,367
Austria	—	28,339	—	28,339
Belgium	—	58,406	—	58,406
Bermuda	154	—	—	154
Brazil	32,918	—	—	32,918
Canada	203,528	—	—	203,528
Chile	1,202	15,750	—	16,952
China	—	1,550	—	1,550
Colombia	719	—	—	719
Czech Republic	—	1,679	—	1,679
Denmark	—	269,151	—	269,151
Egypt	95	522	—	617
Finland	—	103,036	—	103,036
France	—	1,407,911	—	1,407,911
Germany	4,147	1,640,057	—	1,644,204
Greece	1,164	4,840	—	6,004
Hong Kong	5,297	88,195	—	93,492
Hungary	527	2,549	—	3,076
India	2,186	154,853	—	157,039
Indonesia	207	11,056	—	11,263
Ireland	12,497	72,102	—	84,599
Italy	12,517	452,229	—	464,746
Japan	4,334	659,905	—	664,239
Kuwait	547	7,192	—	7,739
Luxembourg	437	20,932	—	21,369
Macau	—	1,275	—	1,275
Malaysia	1,953	10,067	—	12,020
Mexico	20,855	6,298	—	27,153
Netherlands	699	568,228	—	568,927
New Zealand	2,968	5,975	—	8,943
Norway	—	54,170	—	54,170
Peru	2,518	—	—	2,518
Philippines	2,313	1,501	—	3,814
Poland	—	11,951	—	11,951
Portugal	—	18,398	—	18,398
Qatar	4,122	2,908	—	7,030
Saudi Arabia	10,305	23,573	—	33,878
Singapore	14,472	44,950	—	59,422
South Africa	6,229	24,883	—	31,112
South Korea	1,297	220,917	—	222,214
Spain	6,619	373,332	—	379,951
Sweden	43,081	286,344	—	329,425
Switzerland	491	1,181,896	—	1,182,387
Taiwan	7,944	264,534	—	272,478
Thailand	1,173	9,489	—	10,662
Turkey	612	3,811	—	4,423
United Arab Emirates	8,971	6,140	—	15,111
United Kingdom	1,279	2,036,227	—	2,037,506
United States	172,590	—	—	172,590
Uruguay	320	—	—	320

Total Common Stocks	593,370	10,382,405	—	10,975,775

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	$11,810	$—	$—	$11,810
Chile	—	623	—	623
Colombia	596	—	—	596
Germany	—	16,349	—	16,349
India	—	—	11	11
South Korea	—	4,706	—	4,706

Total Preferred Stocks	12,406	21,678	11	34,095

Right
Belgium	18	—	—	18
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	99,925	—	99,925

Total Investments in Securities	$605,794	$10,504,008	$11	$11,109,813

Appreciation in Other Financial Instruments
Futures contracts	$830	$—	$—	$830
Forward Foreign Currency Exchange contracts	—	2	—	2

Total Appreciation in Other Financial Instruments	$830	$2	$—	$832

Depreciation in Other Financial Instruments
Futures contracts	$(28)	$—	$—	$(28)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.